UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

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The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8

Dear Shareholders,

As we observed this time last year, investor outlook and the broader economic landscape continues to get better. While it’s still early into 2018, it has already been a record-breaking year. January investor cash inflows have been five times greater than for the same period last year, helping to explain the S&P 500’s January +6% gain. According to Bespoke Investment Group, this period represents the 7th best gain in the index’s history. Other tidbits worthy of repeating are that the S&P has now notched 14 record closing highs this month. With January’s close it has been 578 days since the last 5% pullback and 448 days since a 3% pullback. The good news is that whenever the markets have had this type of January run—posting returns greater than 5%—S&P 500 returns for February are up an average of 1.1% (68% of the time). Given how strong the market has been of late, it gives us pause to consider the impact on investors when the inevitable market correction hits. Although we know there will doubtless be buying opportunities, the headline impact is likely to cause more than a few investors to head for the hills. (Full disclosure, the previous comments were written immediately prior to the significant market correction in February).

There has been quite a bit of positive press for both the economy and for corporate earnings posted early in the year and in turn closing out 2017. The first release for Q4 GDP, while not up to expectations, continues to point to economic growth here and abroad. The report paints a positive picture for improving personal consumption, nonresidential fixed investment, exports and government spending. Early into 2018 we are already seeing evidence of improving corporate earnings growth, with much of that growth attributed to improving consumer demand, global growth and improving trading policies. Domestic demand overall was reported at an annualized rate of 4.3%, the strongest quarter since Q3 of 2014. Overseas, economic growth appears to be accelerating, at least according to the most recent International Monetary Fund report. Recent headlines are indicating global GDP forecasts improving to 3.9% for 2018 and 2019, the fastest pace seen in seven years. In Europe, growth has been hitting new cycle highs, with countries such as Germany, and even France, leading the expansion. Another positive, a survey of global CEO confidence from PwC notes that 57% of 1,300 survey respondents believe the global economy will continue improving, while 87% think their companies will grow through 2018.

On both the housing and job front, the news is good, with headline employment reports for January posting another solid increase of 200,000 new jobs. New payrolls added are broad-based across the workforce, with increasing jobs in construction, manufacturing, leisure, and business services. Private employment is up by 196,000, while state and national government payroll grew by 4,000. Mining jobs (energy) are up for the fourth consecutive month, while factory jobs are up for a sixth consecutive monthly gain. The unemployment rate is still pegged at 4.1%, but this might prove to be a high point for 2018 if demand for labor continues at this pace. In terms of wages, the most recent report indicates strong increases in average hourly earnings (+0.34% with a y/y gain of 2.9%), though there was a 0.5% drop in aggregate hours worked. As to the 2.9% annual hourly earnings growth rate, this is the highest reading in nearly eight years.

With respect to ongoing activities at Frost Investment Advisors, we continue to work to provide shareholders with a slate of quality offerings. Further, as noted in prior commentaries, we believe the Advisor is well staffed to manage through challenging times (as witnessed by the more recent volatile markets) and economic rollercoasters. The fund offerings of the Frost family serves our shareholders well and we look forward to continuing those relationships though future market cycles. We do appreciate your confidence in our team.

Yours Truly,

Tom L. Stringfellow

President, Frost Investment Advisors

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678.

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8

funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

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FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 97.5%
Consumer Discretionary — 22.7%
Amazon.com*	16,521	$23,970,154
Comcast, Cl A	146,000	6,209,380
Home Depot	50,590	10,163,531
Las Vegas Sands	69,000	5,348,880
Netflix*	21,500	5,811,450
O’Reilly Automotive*	9,000	2,382,210
Priceline Group*	2,720	5,200,776
Starbucks	91,050	5,172,550
TJX	39,000	3,132,480

		67,391,411

Consumer Staples — 1.6%
Costco Wholesale	25,132	4,897,473

Energy — 1.2%
Pioneer Natural Resources	19,550	3,575,891

Financials — 6.1%
BlackRock, Cl A	7,761	4,360,130
Charles Schwab	121,500	6,480,810
Moody’s	24,405	3,948,485
Morgan Stanley	60,000	3,393,000

		18,182,425

Health Care — 10.8%
Becton Dickinson	25,750	6,255,705
Celgene*	46,460	4,699,894
Cigna	17,300	3,604,455
Edwards Lifesciences*	47,000	5,949,260
Incyte*	20,000	1,805,800
UnitedHealth Group	22,800	5,398,584
Zoetis, Cl A	57,735	4,430,006

		32,143,704

Description	Shares	Value
Industrials — 8.7%
Boeing	18,375	$6,511,549
Canadian Pacific Railway	21,040	3,893,241
Danaher	65,750	6,659,160
Fortive	32,000	2,432,640
Southwest Airlines	103,000	6,262,400

		25,758,990

Information Technology — 42.4%
Alibaba Group Holding ADR*	10,000	2,042,900
Alphabet, Cl A*	9,504	11,235,819
Alphabet, Cl C*	8,620	10,084,883
Apple	83,396	13,962,992
Broadcom	10,000	2,480,300
Electronic Arts*	30,000	3,808,800
Facebook, Cl A*	84,190	15,734,269
Lam Research	23,360	4,473,907
Mastercard, Cl A	71,910	12,152,790
Microsoft	140,500	13,348,905
NXP Semiconductors*	25,000	3,008,000
PayPal Holdings*	75,520	6,443,367
salesforce.com*	59,635	6,793,023
ServiceNow*	31,000	4,614,970
Visa, Cl A	129,100	16,038,093

		126,223,018

Materials — 2.5%
Nucor	50,000	3,348,000
Sherwin-Williams	10,000	4,171,100

		7,519,100

Real Estate — 1.5%
American Tower‡	29,500	4,357,150

Total Common Stock (Cost $144,817,601)		290,049,162

CASH EQUIVALENT — 2.4%
Federated Government Obligations Fund, Cl I, 1.190%** (Cost $7,112,987)	7,112,987	7,112,987

Total Investments — 99.9% (Cost $151,930,588)		$297,162,149

Percentages are based on Net Assets of $297,537,701.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

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FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 97.2%
Consumer Discretionary — 10.8%
Carnival	32,638	$2,337,207
Las Vegas Sands	40,042	3,104,056
Lowe’s	28,637	2,999,153
Newell Brands	31,787	840,448
Walt Disney	10,994	1,194,718
Whirlpool	9,420	1,708,977

		12,184,559

Consumer Staples — 4.6%
Ingredion	20,055	2,880,700
Tyson Foods, Cl A	30,906	2,352,256

		5,232,956

Energy — 11.6%
Chevron	25,798	3,233,779
Occidental Petroleum	49,218	3,689,874
Royal Dutch Shell ADR, Cl B	50,829	3,656,130
Valero Energy	25,470	2,444,356

		13,024,139

Financials — 26.9%
American Express	39,756	3,951,746
American International Group	53,649	3,429,244
Bank of America	135,671	4,341,472
Bank of New York Mellon	57,702	3,271,703
Capital One Financial	38,257	3,977,198
Citigroup	49,665	3,897,709
FNF Group	83,342	3,248,671
NASDAQ OMX Group	35,782	2,895,122
Wells Fargo	19,842	1,305,207

		30,318,072

Description	Shares	Value
Health Care — 12.7%
AbbVie	39,011	$4,377,814
Medtronic	31,753	2,727,265
Novartis ADR	32,064	2,887,684
Perrigo	14,311	1,296,863
Roche Holding ADR	34,750	1,077,250
Shire ADR	13,790	1,931,152

		14,298,028

Industrials — 8.7%
Boeing	1,985	703,424
Eaton	27,413	2,301,870
General Electric	82,112	1,327,751
Johnson Controls International	56,681	2,217,928
Kansas City Southern	22,996	2,601,537
Raytheon	3,367	703,501

		9,856,011

Information Technology — 12.2%
Cisco Systems	30,776	1,278,435
Corning	43,067	1,344,552
DXC Technology	24,299	2,418,965
eBay*	58,839	2,387,687
Microsoft	18,263	1,735,168
Nielsen Holdings	63,447	2,373,552
Skyworks Solutions	22,511	2,188,294

		13,726,653

Materials — 3.3%
DowDuPont	49,163	3,715,739

Real Estate — 3.1%
Weyerhaeuser‡	92,199	3,461,150

Telecommunication Services — 1.5%
Verizon Communications	30,380	1,642,646

Utilities — 1.8%
FirstEnergy	62,883	2,068,851

Total Common Stock (Cost $85,601,438)		109,528,804

CASH EQUIVALENT — 2.8%
Federated Government Obligations Fund, Cl I, 1.190%** (Cost $3,175,917)	3,175,917	3,175,917

Total Investments — 100.0% (Cost $88,777,355)		$112,704,721

Percentages are based on Net Assets of $112,665,593.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 92.8%
Consumer Discretionary — 10.3%
Best Buy	814	$59,471
CalAtlantic Group	3,390	190,281
Dollar Tree*	1,760	202,400
Gentex	5,012	118,684
Nordstrom	3,240	159,764
NVR*	45	143,018
Scripps Networks Interactive, Cl A	1,777	156,358
Urban Outfitters*	3,767	128,492

		1,158,468

Consumer Staples — 8.3%
Church & Dwight	5,468	267,112
Hormel Foods	8,137	279,343
JM Smucker	1,847	234,366
Sprouts Farmers Market*	5,741	160,346

		941,167

Energy — 8.0%
Cabot Oil & Gas	4,850	127,798
Newfield Exploration*	6,742	213,452
Noble Energy	6,612	201,798
Parsley Energy, Cl A*	5,137	121,233
Patterson-UTI Energy	9,928	234,499

		898,780

Financials — 16.4%
Evercore, Cl A	2,340	235,287
Huntington Bancshares	16,897	273,394
Lincoln National	2,364	195,739
M&T Bank	1,221	232,942
Progressive	4,828	261,195

Description	Shares	Value
Synovus Financial	6,714	$338,319
TD Ameritrade Holding	2,065	115,206
United Bankshares	5,330	196,144

		1,848,226

Health Care — 8.8%
Agilent Technologies	2,340	171,826
Agios Pharmaceuticals*	1,035	81,517
Cerner*	1,476	102,036
Laboratory Corp of America Holdings*	1,990	347,255
Mettler-Toledo International*	150	101,289
Varian Medical Systems*	995	126,862
Vertex Pharmaceuticals*	342	57,070

		987,855

Industrials — 14.2%
Alaska Air Group	4,269	280,602
Fluor	4,380	265,866
Hexcel	2,458	168,004
L3 Technologies	1,400	297,444
Masco	7,014	313,245
Roper Technologies	414	116,164
Ryder System	1,787	155,523

		1,596,848

Information Technology — 10.0%
Analog Devices	1,173	107,775
Arista Networks*	375	103,433
Ciena*	4,804	102,229
Cree*	3,275	113,020
Fidelity National Information Services	1,116	114,234
FLIR Systems	3,291	168,532
Juniper Networks	5,139	134,385
Red Hat*	1,130	148,459
Take-Two Interactive Software*	1,110	140,604

		1,132,671

Materials — 6.3%
Albemarle	858	95,744
Reliance Steel & Aluminum	2,371	207,676
Royal Gold	1,800	160,200
Valvoline	9,849	242,778

		706,398

Real Estate — 5.0%
Apartment Investment & Management, Cl A‡	5,778	241,751
Physicians Realty Trust‡	11,090	180,767
Regency Centers‡	2,180	137,144

		559,662

The accompanying notes are an integral part of the financial statements.

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FROST MID CAP EQUITY FUND

Description	Shares/ Face Amount	Value
Utilities — 5.5%
Aqua America	4,404	$159,469
FirstEnergy	6,397	210,461
Great Plains Energy	4,038	125,663
WEC Energy Group	1,950	125,385

		620,978

Total Common Stock (Cost $7,913,055)		10,451,053

CORPORATE OBLIGATION — 1.3%
Information Technology — 1.3%
Micron Technology 3.000%, 11/15/43	$100,000	152,340

Total Corporate Obligation (Cost $71,929)		152,340

CASH EQUIVALENT — 6.0%
Federated Government Obligations Fund, Cl I, 1.190%** (Cost $677,595)	677,595	677,595

Total Investments — 100.1% (Cost $8,662,579)		$11,280,988

Percentages are based on Net Assets of $11,264,488.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2018.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 29.8%
Agency Mortgage-Backed Obligation — 16.0%
FHLMC 3.500%, 10/01/47	$24,672,328	$24,953,488
3.286%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+ 2.249%, 08/01/37	451,480	475,500
3.123%, VAR ICE LIBOR USD 6 Month+ 1.614%, 02/01/37	1,504,963	1,562,319
3.061%, VAR ICE LIBOR USD 12 Month+ 1.620%, 01/01/45	10,068,077	10,172,380
2.365%, VAR ICE LIBOR USD 12 Month+ 1.650%, 06/01/43	10,786,244	10,703,648
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	1,180,349	120,867
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,160,000	10,724,395
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	871,131	17,522
FHLMC REMIC, Ser 2011-3898, Cl FC 2.069%, VAR LIBOR USD 1 Month+ 0.510%, 11/15/36	2,758,812	2,779,220

Description	Face Amount	Value
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	$2,257,493	$395,041
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	9,345,001
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	9,964,438	780,523
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	7,185,526	428,568
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	16,568,895	1,234,596
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	5,447,269	435,012
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	16,904,227	1,414,718
FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	25,713,556	3,233,606
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	10,212,457	806,861
FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	23,867,263	4,104,649
FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	16,720,512	1,621,567
FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	2,854,761	386,576
FHLMC, Ser 2015-4492, Cl MA 4.000%, 07/15/43	4,886,935	5,081,924
FHLMC, Ser 2016-4572, Cl LG 2.500%, 08/15/45	4,047,820	3,939,892
FHLMC, Ser 2017-4655, Cl HA 3.500%, 01/15/42	16,683,257	16,994,971
FHLMC, Ser 2017-4662, Cl VC 3.500%, 08/15/35	5,000,000	4,988,447
FHLMC, Ser 2017-4671, Cl ME 3.000%, 02/15/43	12,726,000	12,267,710
FHLMC, Ser 2017-4675, Cl VE 3.500%, 08/15/37	4,707,000	4,706,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FHLMC, Ser 2017-4679, Cl HA 4.000%, 06/15/44	$8,467,097	$8,788,115
FHLMC, Ser 2017-4747, Cl HP 3.500%, 02/15/45	2,989,210	3,040,745
FNMA 5.500%, 04/01/38 to 05/01/44	10,891,020	11,975,175
4.500%, 08/01/41	9,188,155	9,788,192
4.000%, 03/01/47	2,339,108	2,433,515
3.500%, 08/01/46	17,368,788	17,550,232
3.425%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+ 2.257%, 01/01/38	3,662,536	3,845,568
3.312%, VAR ICE LIBOR USD 12 Month+ 1.758%, 02/01/42	5,349,134	5,452,351
3.212%, VAR ICE LIBOR USD 12 Month+ 1.469%, 07/01/37	2,507,628	2,608,563
3.000%, 10/01/46 to 10/01/47	52,395,918	51,385,541
2.789%, VAR ICE LIBOR USD 12 Month+ 1.700%, 10/01/42	5,880,322	5,919,525
2.710%, 08/01/23	277,366	275,693
2.500%, 11/01/31 to 01/01/57	39,350,953	37,920,208
FNMA REMIC, Ser 2005-66, Cl FD 1.861%, VAR LIBOR USD 1 Month+ 0.300%, 07/25/35	1,150,579	1,148,669
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	5,105,945	497,601
FNMA REMIC, Ser 2017-52, Cl DI, IO 4.500%, 07/25/47	22,235,466	4,768,365
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	2,036,297	405,959
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	3,055,246	691,413
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	5,101,042	1,113,308
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	4,118,516	927,016
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	6,295,782	1,307,741

Description	Face Amount	Value
FNMA STRIPS, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	$11,174,785	$1,129,562
FNMA, Ser 2010-155, Cl JC 4.000%, 12/25/39	25,000,000	25,997,085
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	4,955,203
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	2,286,244	240,964
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	5,734,118	238,567
FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	7,469,879	681,739
FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	18,624,607	1,520,663
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	7,601,476	1,486,627
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	4,865,383
FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	6,736,129	556,802
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	9,697,627
FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	13,830,581	1,721,520
FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	5,019,990	654,825
FNMA, Ser 2017-4, Cl VD 3.500%, 06/25/37	10,000,000	10,202,085
FNMA, Ser 2017-53, Cl KA 3.500%, 12/25/43	8,821,012	8,912,291
GNMA, 2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 09/20/40	838,440	861,032
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	7,639,365	529,711
GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	848,525	50,820

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	$3,062,566	$3,085,544
GNMA, Ser 2012-65, Cl AI, IO 3.500%, 03/20/36	2,472,965	128,349
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	547,319	556,682
GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (A)	23,979,885	4,632,449
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	1,960,974
GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	5,251,757	586,155
GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	12,205,675	1,415,302
GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	14,450,200	977,183
GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	6,584,551	876,977
GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	18,521,657	1,693,618
GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	17,912,795	1,479,833
GNMA, Ser 2016-H14, Cl FA 2.179%, VAR ICE LIBOR USD 1 Month+ 0.800%, 06/20/66	2,905,875	2,932,478

		400,146,974

Commercial Mortgage-Backed Obligation — 11.9%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.118%, 02/10/51 (A)	7,390,000	7,384,599
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.118%, 02/10/51 (A) (B)	4,925,000	4,416,346
BANK, Ser 2017-BNK5, Cl A5 3.390%, 06/15/60	9,000,000	8,996,238
BANK, Ser 2018-BN10, Cl A5 3.688%, 02/15/61	15,000,000	15,364,050

Description	Face Amount	Value
BBCMS Trust, Ser 2015-STP, Cl D 4.284%, 09/10/28 (A) (B)	$5,000,000	$4,999,458
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.533%, 01/12/45 (A)	9,150,000	8,634,662
CD Commercial Mortgage Trust, Ser CD6, Cl ASB 3.332%, 11/13/50	10,000,000	10,057,380
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.063%, 06/10/48 (A)	5,000,000	4,781,592
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4 3.465%, 09/15/50	5,000,000	5,010,785
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.832%, 08/15/45 (A)	1,000,000	1,021,141
Commercial Mortgage Trust, Ser 2014-LC15, Cl D 4.944%, 04/10/47 (A) (B)	9,500,000	8,182,162
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.355%, 02/15/41 (A) (B)	5,000,000	500,000
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 1.806%, VAR LIBOR USD 1 Month+ 0.250%, 04/15/37	1,519,928	1,428,429
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F 5.100%, 08/15/38 (A)	3,559,808	3,586,962
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl AMFX 4.877%, 04/15/37	135,844	133,357
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.698%, 11/10/46 (A) (B)	1,000,000	1,066,106
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5 3.328%, 06/10/50	5,000,000	4,972,335
FREMF Mortgage Trust, Ser 2011-K15, Cl B 4.948%, 08/25/44 (A) (B)	4,000,000	4,219,923
FREMF Mortgage Trust, Ser 2012-K21, Cl C 3.938%, 07/25/45 (A) (B)	5,000,000	4,956,342
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.686%, 08/25/45 (A) (B)	4,500,000	4,447,222

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.812%, 06/25/47 (A) (B)	$2,000,000	$2,006,681
FREMF Mortgage Trust, Ser 2013-K26, Cl C 3.598%, 12/25/45 (A) (B)	5,000,000	4,855,141
FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.389%, 07/25/22 (A) (B)	5,000,000	4,923,845
FREMF Mortgage Trust, Ser 2015-K720, Cl C 3.389%, 07/25/22 (A) (B)	8,000,000	7,582,158
FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.565%, 11/25/47 (A) (B)	14,000,000	13,388,588
FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A) (B)	5,000,000	4,893,786
FREMF Mortgage Trust, Ser 2016-K57, Cl C 3.919%, 08/25/49 (A) (B)	7,180,000	6,974,437
FREMF Mortgage Trust, Ser 2017-K67, Cl B 3.944%, 09/25/49 (A) (B)	2,000,000	2,004,844
FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.803%, 12/25/49 (A) (B)	3,403,000	3,366,314
GS Mortgage Securities Trust, Ser 2017-G5, Cl AS 3.826%, 03/10/50 (A)	3,500,000	3,528,350
GS Mortgage Securities Trust, Ser 2017-GS6, Cl A3 3.433%, 05/10/50	10,000,000	10,044,226
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4 3.430%, 08/10/50	5,000,000	5,011,564
Impact Funding, Ser 2001-AA, Cl B 5.047%, 07/25/33 (A) (B)	24,758	24,820
Impact Funding, Ser 2001-AA, Cl C 5.247%, 07/25/33 (A) (B)	293,310	295,539
Impact Funding, Ser 2001-AA, Cl D 5.707%, 07/25/33 (A) (B)	87,994	88,258
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.401%, 06/15/49 (A)	3,328,000	3,153,451
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS 5.337%, 05/15/47	3,000,000	3,000,810

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 5.993%, 02/15/51 (A)	$3,672,751	$3,599,371
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.999%, 02/15/51 (A) (B) (C)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	2,575,945	2,583,944
JPMorgan Chase Commercial Mortgage Securities, Ser 2016-WSP, Cl D 5.560%, 08/15/33	4,000,000	4,011,636
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3 3.500%, 10/25/46 (A) (B)	2,096,175	2,093,608
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3 3.500%, 01/25/47 (A) (B)	2,235,671	2,254,446
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E 5.582%, 02/15/40 (A)	4,000,000	4,020,000
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.240%, 07/15/40 (A)	1,000,000	1,033,100
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D 5.124%, 01/20/41 (A) (B)	3,752,000	3,749,484
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 03/10/49 (B)	3,000,000	2,837,281
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM 5.807%, 06/12/50 (A)	3,000,000	3,011,250
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C 4.752%, 05/15/49 (A)	2,413,000	2,516,694
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	170,076	171,565
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.954%, 06/11/42 (A)	7,817,680	8,041,334
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.954%, 06/11/42 (A) (B)	500,000	538,701
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.426%, 09/15/47 (A) (B)	2,000,000	2,118,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
RAIT Trust, Ser 2015-FL5, Cl C 6.204%, VAR LIBOR USD 1 Month+ 4.650%, 01/15/31 (B)	$4,000,000	$4,009,200
Resource Capital, Ser 2015-CRE3, Cl C 4.706%, VAR LIBOR USD 1 Month+ 3.150%, 03/15/32 (B)	3,001,611	3,002,388
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.544%, 05/10/45 (A) (B)	4,750,000	4,965,320
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 4.894%, 05/10/63 (A) (B)	15,254,806	12,711,603
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.042%, 08/10/49 (A) (B)	3,000,000	3,093,381
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.513%, 12/10/45 (A) (B)	13,384,000	11,587,930
Velocity Commercial Capital Loan Trust, Ser 2011-1 5.237%, VAR LIBOR USD 1 Month+ 4.000%, 08/25/40 (B)	603,856	609,323
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ 5.413%, 12/15/43 (A)	2,633,782	2,660,647
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C 5.483%, 12/15/43 (A)	5,000,000	5,027,600
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB 2.514%, 08/15/49	1,000,000	966,410
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.721%, 01/15/59 (A)	5,000,000	4,874,164
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (A) (B)	2,000,000	1,564,974
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	5,032,352
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB 2.788%, 07/15/48	2,000,000	1,962,116

Description	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl ASB 2.825%, 10/15/49	$3,000,000	$2,940,996
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5 3.418%, 09/15/50	3,500,000	3,508,374
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4 3.631%, 01/15/60	3,788,000	3,841,228
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.623%, 03/15/46 (A)	3,000,000	3,117,228

		297,358,127

Non-Agency Residential Mortgage-Backed Obligation — 1.9%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, VAR ICE LIBOR USD 1 Month+ 2.250%, 02/25/37 (C)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A) (B)	5,899,125	5,870,072
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.897%, 04/25/43 (A) (B)	216,676,400	9,446,636
Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 03/25/47 (A) (B)	3,667,573	3,687,015
Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A) (B)	7,421,283	7,447,955
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2 3.500%, 08/25/47 (A) (B)	2,766,023	2,775,965
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.884%, 06/20/44 (A) (B)	3,711,474	3,755,938
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A) (B)	2,647,949	2,705,460
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A) (B)	3,504,050	3,515,379
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (A) (B)	4,642,997	4,650,398
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (A) (B)	5,090,554	5,074,651

		48,929,469

Total Mortgage-Backed Securities (Cost $780,286,993)		746,434,570

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Bonds/Notes
2.500%, 05/15/24 to 02/15/46	$35,000,000	$33,968,359
2.375%, 08/15/24	50,000,000	49,179,687
2.250%, 11/15/24 to 08/15/46	130,000,000	125,273,437
2.125%, 11/30/24	25,000,000	24,166,992
2.000%, 04/30/24 to 11/15/26	160,000,000	152,813,086
1.625%, 02/15/26 to 05/15/26	30,000,000	27,597,461
1.500%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	5,000,000	5,006,359
1.500%, 08/15/26	30,000,000	27,219,141
1.375%, 01/15/20	25,000,000	24,635,742
1.000%, 11/30/18	75,000,000	74,481,446
U.S. Treasury Inflationary Protection Securities 1.125%, 01/15/21	5,638,100	5,773,191
1.000%, 02/15/46	5,205,200	5,479,586
0.125%, 04/15/20	1,053,330	1,048,684
U.S. Treasury STRIPS 3.109%, 02/15/46	1,000,000	433,481

Total U.S. Treasury Obligations (Cost $575,510,829)		557,076,652

CORPORATE OBLIGATIONS — 15.8%
Consumer Discretionary — 2.4%
Amazon.com 2.800%, 08/22/24 (B)	2,000,000	1,959,528
Anheuser-Busch InBev Finance 3.650%, 02/01/26	15,000,000	15,180,544
Block Financial 4.125%, 10/01/20	5,000,000	5,113,647
Choice Hotels International 5.750%, 07/01/22	5,179,000	5,666,188
General Motors Financial 4.000%, 01/15/25	15,126,000	15,321,607
Jaguar Land Rover Automotive 4.500%, 10/01/27 (B)	3,000,000	2,955,000
L Brands 6.950%, 03/01/33	3,300,000	3,258,750
Lear 5.250%, 01/15/25	1,500,000	1,591,541
McDonald’s MTN 2.625%, 01/15/22	3,000,000	2,974,188
Mohawk Industries 3.850%, 02/01/23	5,975,000	6,122,069

		60,143,062

Consumer Staples — 0.0%
Alliance One International 9.875%, 07/15/21	250,000	237,500

Description	Face Amount	Value
Energy — 2.4%
Apache Finance Canada 7.750%, 12/15/29	$4,138,000	$5,288,332
Lukoil International Finance BV 4.563%, 04/24/23	3,000,000	3,091,350
Noble Holding International	11,362,000	7,896,590
6.050%, 03/01/41
4.900%, 08/01/20	3,850,000	3,927,000
4.625%, 03/01/21	5,250,000	5,197,500
Northern Oil and Gas 8.000%, 06/01/20	1,000,000	840,000
Petrobras Global Finance BV 8.750%, 05/23/26	1,000,000	1,203,350
Seadrill	300,000	69,000
6.125%, 09/15/17 (C)
6.125%, 09/15/17 (B) (C)	9,750,000	2,242,500
Transocean 6.500%, 11/15/20	19,277,000	20,385,428
Weatherford International 4.500%, 04/15/22	8,835,000	8,349,075
Williams Partners 4.875%, 03/15/24	2,700,000	2,811,375

		61,301,500

Financials — 6.1%
Assured Guaranty US Holdings 5.000%, 07/01/24	7,272,000	7,782,639
Capital One Financial 4.200%, 10/29/25	500,000	506,798
3.800%, 01/31/28	10,000,000	9,926,097
Deutsche Bank 7.500%, VAR USD Swap Semi 30/360 5 Year Curr+ 5.003%, 12/29/49	1,000,000	1,055,000
Enova International 9.750%, 06/01/21	10,032,000	10,684,080
Farmers Exchange Capital 7.050%, 07/15/28 (B)	6,075,000	7,439,944
First American Financial 4.300%, 02/01/23	1,000,000	1,015,066
Genworth Holdings 7.625%, 09/24/21	15,880,000	15,517,936
Navient MTN 5.500%, 01/25/23	14,000,000	14,052,500
4.191%, VAR CPI YOY+ 2.150%, 12/15/20	3,525,000	3,445,688
PNC Bank 3.250%, 01/22/28	8,000,000	7,898,893
Royal Bank of Canada MTN 6.350%, 08/29/19 (A)	3,000,000	3,004,500
Royal Bank of Scotland Group 7.500%, VAR USD Swap Semi 30/360 5 Year Curr+ 5.800%, 12/29/49	4,000,000	4,235,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Societe Generale 5.000%, 01/17/24 (B)	$4,025,000	$4,243,023
TMX Finance 8.500%, 09/15/18 (B)	55,613,000	54,222,675
Wachovia 6.605%, 10/01/25	5,650,000	6,661,354

		151,691,193

Health Care — 0.3%
Abbott Laboratories 3.250%, 04/15/23	5,200,000	5,206,649
CHS 8.000%, 11/15/19	2,000,000	1,875,000

		7,081,649

Industrials — 0.4%
Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	7,020,055
Flowserve 4.000%, 11/15/23	1,000,000	1,003,561
Hertz 5.500%, 10/15/24 (B)	1,000,000	895,650
IDEX 4.200%, 12/15/21	100,000	102,566
Intelsat Jackson Holdings 8.000%, 02/15/24 (B)	1,000,000	1,050,000

		10,071,832

Information Technology — 2.7%
Apple 3.200%, 05/13/25	17,712,000	17,722,874
BMC Software 7.250%, 06/01/18	20,543,000	20,728,914
BMC Software Finance 8.125%, 07/15/21 (B)	250,000	250,313
DynCorp International 11.875% cash/ 1.500% PIK, 11/30/20 (D)	6,843,898	7,220,312
Harris 5.550%, 10/01/21	1,168,000	1,264,511
Keysight Technologies 4.550%, 10/30/24	1,000,000	1,039,015
Motorola Solutions 7.500%, 05/15/25	15,493,000	18,607,612
Western Digital 10.500%, 04/01/24	1,000,000	1,169,000

		68,002,551

Materials — 0.4%
Packaging Corp of America 4.500%, 11/01/23	8,817,000	9,354,943

Real Estate — 0.2%
Avison Young Canada 9.500%, 12/15/21 (B)	4,250,000	4,313,750

Description	Face Amount	Value
CBL & Associates 4.600%, 10/15/24	$1,000,000	$881,593

		5,195,343

Telecommunication Services — 0.9%
Frontier Communications 7.125%, 03/15/19	17,946,000	18,103,028
Unison Ground Lease Funding 5.780%, 03/15/20 (B)	4,000,000	3,796,408

		21,899,436

Total Corporate Obligations (Cost $390,723,149)		394,979,009

COLLATERALIZED LOAN OBLIGATIONS — 15.3%
Collateralized Loan Obligation — 15.3%
Apidos CLO XXVIII, Ser 2017-28A, Cl A2 3.090%, VAR ICE LIBOR USD 3 Month+ 1.400%, 01/20/31 (B)	15,000,000	15,000,000
Avery Point IV, Ser 2017-1A, Cl BR 3.345%, VAR ICE LIBOR USD 3 Month+ 1.600%, 04/25/26 (B)	7,500,000	7,524,750
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R 2.995%, VAR ICE LIBOR USD 3 Month+ 1.250%, 07/20/29 (B)	15,000,000	15,102,765
Benefit Street Partners III, Ser 2017-IIIA, Cl CR 5.645%, VAR ICE LIBOR USD 3 Month+ 3.900%, 07/20/29 (B)	2,000,000	2,039,078
Benefit Street Partners III, Ser 2017-IIIA, Cl DR 8.345%, VAR ICE LIBOR USD 3 Month+ 6.600%, 07/20/29 (B)	5,000,000	5,120,675
Benefit Street Partners IV, Ser 2016-IVA, Cl A1R 3.235%, VAR ICE LIBOR USD 3 Month+ 1.490%, 01/20/29 (B)	10,000,000	10,075,550
Benefit Street Partners IV, Ser 2016-IVA, Cl DR 8.995%, VAR ICE LIBOR USD 3 Month+ 7.250%, 01/20/29 (B)	1,000,000	1,030,622
Benefit Street Partners VIII, Ser 2015-8A, Cl C 5.645%, VAR ICE LIBOR USD 3 Month+ 3.900%, 01/20/28 (B)	4,200,000	4,251,484
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR 2.845%, VAR ICE LIBOR USD 3 Month+ 1.100%, 01/20/31 (B)	5,450,000	5,450,000
Benefit Street Partners X, Ser 2016-10A, Cl A1 3.212%, VAR ICE LIBOR USD 3 Month+ 1.490%, 01/15/29 (B)	4,000,000	4,032,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Burnham Park, Ser 2016-1A, Cl B 3.545%, VAR ICE LIBOR USD 3 Month+ 1.800%, 10/20/29 (B)	$4,000,000	$4,010,136
Emerson Park, Ser 2017-1A, Cl DR 5.122%, VAR ICE LIBOR USD 3 Month+ 3.400%, 07/15/25 (B)	4,500,000	4,510,012
FORT CRE, Ser 2016-1A, Cl A1 3.061%, VAR LIBOR USD 1 Month+ 1.500%, 05/21/36 (B)	4,000,000	4,028,628
Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T 2.966%, VAR ICE LIBOR USD 3 Month+ 1.550%, 11/15/29 (B)	11,000,000	11,022,099
Galaxy XIV, Ser 2016-14A, Cl AR 2.786%, VAR ICE LIBOR USD 3 Month+ 1.370%, 11/15/26 (B)	6,500,000	6,510,406
Galaxy XXI, Ser 2015-21A, Cl AR 2.790%, VAR ICE LIBOR USD 3 Month+ 1.020%, 04/20/31	5,000,000	5,000,000
GoldentTree Loan Management US, Ser 2017-1A, Cl A 2.583%, VAR ICE LIBOR USD 3 Month+ 1.220%, 04/20/29 (B)	17,000,000	17,134,504
Golub Capital Partners, Ser 2017-17A, Cl A1R 3.395%, VAR ICE LIBOR USD 3 Month+ 1.650%, 10/25/30 (B)	9,000,000	9,029,745
Golub Capital Partners, Ser 2017-19RA, Cl A1A 3.053%, VAR ICE LIBOR USD 3 Month+ 1.300%, 07/26/29 (B)	20,000,000	20,138,080
Golub Capital Partners, Ser 2017-21A, Cl AR 2.962%, VAR ICE LIBOR USD 3 Month+ 1.470%, 01/25/31 (B)	11,000,000	11,063,206
Golub Capital Partners, Ser 2017-21A, Cl CR 3.942%, VAR ICE LIBOR USD 3 Month+ 2.450%, 01/25/31 (B)	2,000,000	1,990,426
Golub Capital Partners, Ser 2017-22A, Cl AR 2.681%, VAR ICE LIBOR USD 3 Month+ 1.180%, 01/20/31 (B)	9,000,000	9,003,483
Golub Capital Partners, Ser 2017-23A, Cl AR 2.626%, VAR ICE LIBOR USD 3 Month+ 1.200%, 01/20/31 (B)	20,000,000	20,008,680

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-23A, Cl BR 2.976%, VAR ICE LIBOR USD 3 Month+ 1.550%, 01/20/31 (B)	$4,000,000	$3,999,880
Golub Capital Partners, Ser 2017-24A, Cl AR 2.994%, VAR ICE LIBOR USD 3 Month+ 1.600%, 11/05/29 (B)	9,500,000	9,512,948
Golub Capital Partners, Ser 2017-24A, Cl DR 5.294%, VAR ICE LIBOR USD 3 Month+ 3.900%, 11/05/29 (B)	3,000,000	2,998,581
Golub Capital Partners, Ser 2017-34A, Cl A1 3.241%, VAR ICE LIBOR USD 3 Month+ 1.850%, 03/08/29 (B)	7,000,000	7,043,946
LCM XXII, Ser 2016-22A, Cl A1 3.225%, VAR ICE LIBOR USD 3 Month+ 1.480%, 10/20/28 (B)	6,200,000	6,264,499
Madison Park Funding XII, Ser 2014-12A, Cl D 5.245%, VAR ICE LIBOR USD 3 Month+ 3.500%, 07/20/26 (B)	5,000,000	5,000,160
MCF CLO IV, Ser 2017-1A, Cl AR 3.294%, VAR ICE LIBOR USD 3 Month+ 1.550%, 10/20/29 (B)	10,000,000	10,008,270
MCF CLO IV, Ser 2017-1A, Cl CR 4.394%, VAR ICE LIBOR USD 3 Month+ 2.650%, 10/20/29 (B)	3,000,000	3,001,401
NewStar Berkeley Fund, Ser 2016-1A, Cl A 3.845%, VAR ICE LIBOR USD 3 Month+ 2.100%, 10/25/28 (B)	5,000,000	5,023,625
NXT Capital, Ser 2015-1A, Cl E 8.045%, VAR ICE LIBOR USD 3 Month+ 6.300%, 04/21/27 (B)	14,000,000	13,097,924
NXT Capital, Ser 2017-1A, Cl A 3.063%, VAR ICE LIBOR USD 3 Month+ 1.700%, 04/20/29 (B)	9,000,000	9,039,366
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR 2.875%, VAR ICE LIBOR USD 3 Month+ 1.130%, 07/20/26 (B)	20,000,000	20,002,980
Oak Hill Credit Partners X, Ser 2017-10A, Cl CR 3.865%, VAR ICE LIBOR USD 3 Month+ 2.120%, 07/20/26 (B)	5,100,000	5,099,342
Oaktree EIF II, Ser 2017-IIIA, Cl A2 3.181%, VAR ICE LIBOR USD 3 Month+ 1.450%, 07/17/29 (B)	7,250,000	7,349,506

The accompanying notes are an integral part of the financial statements.

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Description	Face Amount	Value
Octagon Investment Partners XX, Ser 2017-1A, Cl BR 2.913%, VAR ICE LIBOR USD 3 Month+ 1.500%, 08/12/26 (B)	$10,000,000	$10,040,660
Octagon Investment Partners XXI, Ser 2014-1A, Cl C 5.063%, VAR ICE LIBOR USD 3 Month+ 3.650%, 11/14/26 (B)	9,000,000	9,006,489
OHA Credit Partners VII, Ser 2016-7A, Cl DR 5.636%, VAR ICE LIBOR USD 3 Month+ 4.200%, 11/20/27 (B)	6,500,000	6,606,067
OZLM Funding IV, Ser 2017-4A, Cl A2R 3.445%, VAR ICE LIBOR USD 3 Month+ 1.700%, 10/22/30 (B)	5,000,000	5,024,275
OZLM XVI, Ser 2017-16A, Cl A1 2.679%, VAR ICE LIBOR USD 3 Month+ 1.260%, 05/16/30 (B)	10,000,000	10,051,830
Parallel, Ser 2015-1A, Cl AR 2.595%, 07/20/27	4,000,000	4,000,160
Parallel, Ser 2017-1A, Cl A1 3.055%, VAR ICE LIBOR USD 3 Month+ 1.310%, 07/20/29 (B)	8,500,000	8,521,361
Race Point IX, Ser 2017-9A, Cl BR 3.872%, VAR ICE LIBOR USD 3 Month+ 2.150%, 10/15/30 (B)	1,000,000	1,010,620
Sudbury Mill, Ser 2013-1A, Cl E 6.481%, VAR ICE LIBOR USD 3 Month+ 4.750%, 01/17/26 (B)	1,500,000	1,490,646
TCI-Symphony, Ser 2016-1A, Cl D 5.522%, VAR ICE LIBOR USD 3 Month+ 3.800%, 10/13/29 (B)	6,250,000	6,320,250
Thayer Park, Ser 2017-1A, Cl B 4.095%, VAR ICE LIBOR USD 3 Month+ 2.350%, 04/20/29 (B)	9,500,000	9,548,821
Zais, Ser 2017-1A, Cl A2 3.222%, VAR ICE LIBOR USD 3 Month+ 1.500%, 07/15/29 (B)	10,000,000	10,091,680

Total Collateralized Loan Obligations (Cost $378,879,750)		382,232,220

ASSET-BACKED SECURITIES — 10.8%
Automotive — 6.9%
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D 5.240%, 02/10/22 (B)	7,000,000	7,020,036

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C 4.840%, 10/12/21 (B)	$5,000,000	$5,081,452
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (B)	3,250,000	3,468,126
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C 4.260%, 08/12/22 (B)	3,250,000	3,272,242
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (B)	1,000,000	1,025,190
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (B)	3,575,000	3,564,482
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D 4.280%, 11/16/20 (B)	3,610,000	3,603,243
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D 4.660%, 06/15/21 (B)	3,370,000	3,365,783
CarMax Auto Owner Trust, Ser 2017-3, Cl D 3.460%, 10/16/23	3,000,000	3,002,398
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D 5.830%, 04/15/20 (B)	5,000,000	4,988,866
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C 5.750%, 10/16/23 (B)	2,000,000	1,975,054
CPS Auto Receivables Trust, Ser 2013-D, Cl D 5.540%, 11/15/19 (B)	1,850,000	1,877,003
CPS Auto Receivables Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (B)	1,000,000	1,007,843
CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	4,000,000	3,978,512
CPS Auto Receivables Trust, Ser 2015-C, Cl E 6.540%, 08/16/21 (B)	1,750,000	1,808,603
CPS Auto Receivables Trust, Ser 2016-A, Cl E 7.650%, 12/15/21 (B)	6,000,000	6,285,854
CPS Auto Receivables Trust, Ser 2016-A, Cl F 7.650%, 03/15/23 (B)	10,540,000	10,373,060
CPS Auto Receivables Trust, Ser 2016-B, Cl C 4.220%, 03/15/22 (B)	3,500,000	3,563,208

The accompanying notes are an integral part of the financial statements.

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Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (B)	$6,500,000	$6,918,508
CPS Auto Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (B)	8,000,000	8,304,580
Drive Auto Receivables Trust, Ser 2016-BA, Cl D 4.530%, 08/15/23 (B)	2,000,000	2,051,769
DT Auto Owner Trust, Ser 2016-4A, Cl E 6.490%, 09/15/23 (B)	3,520,000	3,596,893
DT Auto Owner Trust, Ser 2017-2A, Cl A 1.720%, 05/15/20 (B)	1,422,595	1,421,103
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	3,564,205	3,583,815
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D 4.930%, 12/15/20 (B)	1,240,000	1,264,929
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (B)	9,000,000	9,186,195
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (B)	5,000,000	5,188,480
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C 5.520%, 10/15/21 (B)	3,000,000	3,069,855
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B 3.000%, 12/15/21 (B)	5,430,000	5,422,559
Flagship Credit Auto Trust, Ser 2014-1, Cl D 4.830%, 06/15/20 (B)	2,080,000	2,113,350
Flagship Credit Auto Trust, Ser 2015-1, Cl D 5.260%, 07/15/21 (B)	5,190,000	5,317,789
Flagship Credit Auto Trust, Ser 2015-1, Cl E 5.990%, 07/15/22 (B)	3,000,000	3,056,794
Flagship Credit Auto Trust, Ser 2015-3, Cl D 7.120%, 11/15/22 (B)	5,000,000	5,247,034
Flagship Credit Auto Trust, Ser 2016-1, Cl D 8.590%, 05/15/23 (B)	15,380,000	16,434,370
Flagship Credit Auto Trust, Ser 2016-3, Cl D 3.890%, 11/15/22 (B)	5,000,000	5,009,376

Description	Face Amount	Value
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C 7.480%, 10/15/21 (B)	$5,000,000	$5,128,094
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C 8.050%, 11/15/22 (B)	2,500,000	2,609,065
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E 6.520%, 06/15/22 (B)	5,000,000	5,137,222
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (B)	3,000,000	3,009,480

		172,332,215

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2 1.970%, VAR LIBOR USD 1 Month+ 0.410%, 01/15/25	5,000,000	5,042,242
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 2.140%, VAR LIBOR USD 1 Month+ 0.580%, 07/15/27	4,500,000	4,547,980
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 2.181%, VAR LIBOR USD 1 Month+ 0.620%, 04/22/26	2,000,000	2,029,680
Tidewater Sales Finance Master Trust Series, Ser 2017-AA, Cl A 4.550%, 04/15/21 (B)	6,000,000	5,963,782

		17,583,684

Other Asset-Backed Securities — 2.5%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	3,330,428	3,539,464
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	866,206	920,966
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	2,242,564	2,329,497
CFG Investments, Ser 2017-1, Cl A 7.870%, 11/15/26 (B)	13,000,000	13,594,984
CIFC Funding, Ser 2018-1A, Cl A 0.000%, VAR ICE LIBOR USD 3 Month+ 1.000%, 04/18/31 (E)	10,000,000	10,000,000

The accompanying notes are an integral part of the financial statements.

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Description	Face Amount	Value
CIFC Funding, Ser 2018-1A, Cl C 0.000%, VAR ICE LIBOR USD 3 Month+ 1.750%, 04/18/31 (E)	$2,000,000	$2,000,000
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C 5.000%, 01/20/25 (B)	7,860,000	7,899,300
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C 4.330%, 09/18/24 (B)	2,080,000	2,084,021
SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (B)	6,000,000	5,975,484
Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (B)	6,000,000	6,073,837
TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	5,022,500	4,789,644
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,208,368

		62,415,565

Student Loan — 0.7%
Brazos Student Finance, Ser 2009-1, Cl B 4.175%, VAR ICE LIBOR USD 3 Month+ 2.500%, 12/27/39	5,000,000	4,651,546
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 3.061%, VAR ICE LIBOR USD 1 Month+ 1.500%, 07/25/47 (B)	10,000,000	9,495,150
SLM Student Loan Trust, Ser 2012-7, Cl B 3.361%, VAR ICE LIBOR USD 1 Month+ 1.800%, 09/25/43	5,000,000	4,999,993

		19,146,689

Total Asset-Backed Securities (Cost $265,475,228)		271,478,153

MUNICIPAL BONDS — 2.4%
Albuquerque, New Mexico, RB 3.000%, 07/01/23	500,000	497,695
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,425,800
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,331,920

Description	Face Amount	Value
Dallas County Schools, Taxable Public Property Finance, GO 3.450%, 06/01/22	$1,570,000	$1,396,028
3.200%, 06/01/21	1,580,000	1,432,602
Dallas County, Schools Tax, GO 4.000%, 06/01/19	1,500,000	1,443,195
3.000%, 06/01/19	940,000	898,311
Dallas County, Schools Tax, RB Callable 02/21/18 @ 100 3.000%, 06/01/18	825,000	789,088
Government Development Bank for Puerto Rico, Ser Senior A, RB 4.375%, 02/01/19 (C)(F)	5,400,000	1,424,250
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16 (C) (F)	11,190,000	2,951,362
Hidalgo County, Build America Bonds, GO, AGC Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	521,175
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,397,200
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,108,530
Mission, Economic Development, RB Callable 12/01/20 @ 100 10.875%, 12/01/28 (F)	3,315,000	33,150
9.750%, 12/01/25 (F)	3,045,000	989,625
8.550%, 12/01/21 (F)	2,125,000	1,749,704
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	18,389,503
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,314,600
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,578,376
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,300,000	1,363,622

The accompanying notes are an integral part of the financial statements.

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Description	Face Amount/ Shares	Value
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	$1,900,000	$2,186,672
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,635,520

Total Municipal Bonds (Cost $74,399,143)		59,857,928

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB 3.060%, 04/19/27	4,500,000	4,407,129
FHLB 2.050%, 12/06/21	1,350,000	1,319,282
FHLMC 2.500%, 12/27/18 (G)	4,000,000	3,987,944
2.220%, 05/16/22	6,000,000	5,854,056
1.125%, 08/12/21	1,000,000	956,439
FNMA 2.250%, 10/30/24	10,000,000	9,689,660

Total U.S. Government Agency Obligations (Cost $26,719,209)		26,214,510

SOVEREIGN DEBT — 0.3%
Kreditanstalt fuer Wiederaufbau 1.500%, 04/20/20	5,000,000	4,911,928
Mexico Government International Bond 3.625%, 03/15/22	1,000,000	1,027,000
Ukraine Government International Bond 7.750%, 09/01/19	1,000,000	1,055,732

Total Sovereign Debt (Cost $6,937,528)		6,994,660

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 1.190%* (Cost $581,801)	581,801	581,801

REPURCHASE AGREEMENTS (H) — 2.6%
KGS-Alpha Capital Markets** 2.050%, dated 01/04/18, to be repurchased on 02/05/18, repurchase price $5,009,111 (collateralized by various FMAC obligations, par value $14 -$8,976,837, 2.632% - 6.147%, 10/25/23 - 12/15/42, with total market value of $5,154,476)	5,000,000	5,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets** 2.050%, dated 01/11/18, to be repurchased on 02/12/18, repurchase price $5,009,111 (collateralized by various FMAC/FNMA obligations, par value $11,518 - $9,519,937, 2.500% - 4.000%, 02/01/28 - 02/25/48, with total market value of $5,255,322)	$5,000,000	$5,000,000
KGS-Alpha Capital Markets** 2.070%, dated 01/29/18, to be repurchased on 03/01/18, repurchase price $10,017,825 (collateralized by various asset-backed securities/FMAC/GNMA obligations, par value $100,000 - $18,325,000, 0.000% - 6.000%, 02/25/34 - 02/15/48, with total market value of $10,456,992)	10,000,000	10,000,000
KGS-Alpha Capital Markets** 1.450%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $36,001,450 (collateralized by various FNMA/FMAC/GNMA obligations, par value $120,738-$49,473,571, 0.000% - 6.000%, 12/15/32 - 10/20/67, with total market value of $39,041,454)	36,000,000	36,000,000
KGS-Alpha Capital Markets** 2.060%, dated 01/26/18, to be repurchased on 02/26/18, repurchase price $10,017,739 (collateralized by various FMAC/GNMA obligations, par value $84 - $45,143,670, 1.939% - 6.147%, 10/25/23 - 12/20/67, with total market value of $10,891,893)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $66,000,000)		66,000,000

Total Investments — 100.2% (Cost $2,565,513,630)		$2,511,849,503

Percentages are based on Net Assets of $2,505,783,113.

*	Rate shown is the 7-day effective yield as of January 31, 2018.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other

The accompanying notes are an integral part of the financial statements.

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FROST TOTAL RETURN BOND FUND

“accredited investors.” The total value of such securities at January 31, 2018 was $879,062,821 and represents 35.1% of Net Assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Rate currently not available.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specific date.
(H)	Tri-Party Repurchase Agreement.

AGC — Assured Guaranty Corporation

Cl — Class

CLO — Collateralized Loan Obligation

CPI YOY — Consumer Price Index Year-over-Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC— Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

VAR — Variable Rate Security

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 33.2%
Collateralized Loan Obligation — 33.2%
BCC Funding XIII, Ser 2016-1, Cl E 6.000%, 11/20/22 (A)	$1,500,000	$1,442,772
Benefit Street Partners III, Ser 2017-IIIA, Cl DR 8.345%, VAR ICE LIBOR USD 3 Month+ 6.600%, 07/20/29 (A)	2,500,000	2,560,338
Benefit Street Partners IV, Ser 2016-IVA, Cl DR 8.995%, VAR ICE LIBOR USD 3 Month+ 7.250%, 01/20/29 (A)	2,000,000	2,061,244
CIFC Funding, Ser 2018-1A, Cl C 5.40%, VAR ICE LIBOR USD 3 Month+ 1.750%, 04/18/31	500,000	500,000
Galaxy XIV, Ser 2016-14A, Cl ER 9.316%, VAR ICE LIBOR USD 3 Month+ 7.900%, 11/15/26 (A)	2,500,000	2,534,850
Galaxy XX, Ser 2015-20A, Cl E 7.245%, VAR ICE LIBOR USD 3 Month+ 5.500%, 07/20/27 (A)	1,000,000	1,001,107
Golub Capital Partners, Ser 2017-17A, Cl BR 4.645%, VAR ICE LIBOR USD 3 Month+ 2.900%, 10/25/30 (A)	1,500,000	1,499,130
Golub Capital Partners, Ser 2017-19RA, Cl B 4.303%, VAR ICE LIBOR USD 3 Month+ 2.550%, 07/26/29 (A)	2,000,000	2,013,240

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-21A, Cl CR 3.942%, VAR ICE LIBOR USD 3 Month+ 2.450%, 01/25/31 (A)	$3,000,000	$2,985,639
Golub Capital Partners, Ser 2017-22A, Cl CR 2.681%, VAR ICE LIBOR USD 3 Month+ 1.850%, 01/20/31 (A)	1,500,000	1,501,710
Golub Capital Partners, Ser 2017-23A, Cl BR 2.976%, VAR ICE LIBOR USD 3 Month+ 1.550%, 01/20/31 (A)	1,000,000	999,970
Golub Capital Partners, Ser 2017-23A, Cl CR 3.226%, VAR ICE LIBOR USD 3 Month+ 1.800%, 01/20/31 (A)	2,000,000	2,003,764
Golub Capital Partners, Ser 2017-24A, Cl DR 5.294%, VAR ICE LIBOR USD 3 Month+ 3.900%, 11/05/29 (A)	2,000,000	1,999,054
Jay Park, Ser 2016-1A, Cl D 8.745%, VAR ICE LIBOR USD 3 Month+ 7.000%, 10/20/27 (A)	1,000,000	1,022,897
JFIN, Ser 2013-1A, Cl D 5.025%, VAR ICE LIBOR USD 3 Month+ 4.750%, 01/20/25 (A)	1,000,000	1,000,403
LCM XXII, Ser 2016-22A, Cl D 8.395%, VAR ICE LIBOR USD 3 Month+ 6.650%, 10/20/28 (A)	1,800,000	1,840,010
Madison Park Funding XII, Ser 2014-12A, Cl D 5.245%, VAR ICE LIBOR USD 3 Month+ 3.500%, 07/20/26 (A)	3,000,000	3,000,096
MCF CLO IV, Ser 2017-1A, Cl CR 4.394%, VAR ICE LIBOR USD 3 Month+ 2.650%, 10/20/29 (A)	1,000,000	1,000,467
Northwoods Capital XV, Ser 2017-15A, Cl C 4.276%, VAR ICE LIBOR USD 3 Month+ 2.650%, 06/20/29 (A)	1,000,000	1,010,779
NXT Capital, Ser 2015-1A, Cl E 8.045%, VAR ICE LIBOR USD 3 Month+ 6.300%, 04/21/27 (A)	1,500,000	1,403,349
NXT Capital, Ser 2017-1A, Cl C 4.463%, VAR ICE LIBOR USD 3 Month+ 3.100%, 04/20/29 (A)	1,000,000	1,005,372
Oaktree, Ser 2014-2A, Cl D 6.557%, VAR ICE LIBOR USD 3 Month+ 5.250%, 10/20/26 (A)	3,000,000	3,003,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
Octagon Investment Partners XXI, Ser 2014-1A, Cl D 7.417%, VAR ICE LIBOR USD 3 Month+ 6.600%, 11/14/26 (A)	$1,500,000	$1,495,941
OZLM Funding IV, Ser 2017-4A, Cl BR 3.945%, VAR ICE LIBOR USD 3 Month+ 2.200%, 10/22/30 (A)	2,000,000	2,009,322
OZLM XVI, Ser 2017-16A, Cl B 3.969%, VAR ICE LIBOR USD 3 Month+ 2.550%, 05/16/30 (A)	1,000,000	1,005,509
Parallel, Ser 2017-1A, Cl C 4.195%, VAR ICE LIBOR USD 3 Month+ 2.450%, 07/20/29 (A)	1,000,000	1,010,883
Pinnacle Park, Ser 2014-1A, Cl E 5.830%, VAR ICE LIBOR USD 3 Month+ 4.950%, 04/15/26 (A)	2,000,000	1,998,590
Race Point IX CLO, Ser 2017-9A, Cl DR 8.622%, VAR ICE LIBOR USD 3 Month+ 6.900%, 10/15/30 (A)	2,000,000	2,030,710
Race Point IX, Ser 2017-9A, Cl BR 3.872%, VAR ICE LIBOR USD 3 Month+ 2.150%, 10/15/30 (A)	3,000,000	3,031,860
Sudbury Mill, Ser 2013-1A, Cl E 6.481%, VAR ICE LIBOR USD 3 Month+ 4.750%, 01/17/26 (A)	4,700,000	4,670,691
TCI-Symphony CLO, Ser 2016-1A, Cl E 7.733%, VAR ICE LIBOR USD 3 Month+ 6.700%, 10/13/29 (A)	3,000,000	3,065,619
Thayer Park, Ser 2017-1A, Cl D 7.845%, VAR ICE LIBOR USD 3 Month+ 6.100%, 04/20/29 (A)	1,000,000	1,016,250
Voya, Ser 2013-3A, Cl D 4.775%, VAR ICE LIBOR USD 3 Month+ 4.500%, 01/18/26 (A)	2,000,000	2,002,980
Zais CLO 6, Ser 2017-1A, Cl C 4.522%, VAR ICE LIBOR USD 3 Month+ 2.800%, 07/15/29 (A)	1,000,000	1,013,522

Total Collateralized Loan Obligations (Cost $59,220,685)		61,741,710

ASSET-BACKED SECURITIES — 29.8%
Automotive — 18.1%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (A)	1,500,000	1,600,674

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (A)	$2,000,000	$2,050,379
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (A)	1,000,000	997,058
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E 5.490%, 01/18/22 (A)	2,250,000	2,259,022
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C 5.750%, 10/16/23 (A)	2,000,000	1,975,054
CPS Auto Receivables Trust, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	14,873	15,046
CPS Auto Receivables Trust, Ser 2014-C, Cl E 5.910%, 11/15/21 (A)	1,500,000	1,493,727
CPS Auto Receivables Trust, Ser 2015-A, Cl E 6.190%, 05/16/22 (A)	1,100,000	1,089,414
CPS Auto Receivables Trust, Ser 2015-C, Cl F 7.510%, 11/15/22 (A)	1,500,000	1,536,025
CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	1,500,000	1,596,579
CPS Auto Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	1,155,000	1,198,974
DT Auto Owner Trust, Ser 2016-2A, Cl D 5.430%, 11/15/22 (A)	1,500,000	1,537,435
DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (A)	1,500,000	1,550,480
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (A)	1,137,512	1,143,771
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (A)	930,000	949,240
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D 5.790%, 05/16/22 (A)	1,500,000	1,515,666
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (A)	1,500,000	1,556,544
First Investors Auto Owner Trust, Ser 2016-2A, Cl E 5.750%, 09/15/23 (A)	1,250,000	1,244,103

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
Flagship Credit Auto Trust, Ser 2014-1, Cl E 5.710%, 08/16/21 (A)	$1,750,000	$1,780,243
Flagship Credit Auto Trust, Ser 2016-2, Cl D 8.560%, 11/15/23 (A)	900,000	966,926
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl C 4.066%, VAR ICE LIBOR USD 3 Month+ 2.650%, 11/15/29 (A)	1,400,000	1,399,235
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C 8.050%, 11/15/22 (A)	1,000,000	1,043,626
Skopos Auto Receivables Trust, Ser 2015-1A, Cl B 5.430%, 12/15/23 (A)	888,272	895,381
United Auto Credit Securitization Trust, Ser 2016-2, Cl E 5.500%, 01/10/23 (A)	2,265,000	2,310,633

		33,705,235

Credit Card — 4.5%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2 1.840%, VAR LIBOR USD 1 Month+ 0.280%, 05/26/20	8,418,000	8,424,779

Other Asset-Backed Securities — 7.2%
CFG Investments, Ser 2017-1, Cl A 7.870%, 11/15/26 (A)	2,000,000	2,091,536
Kabbage Asset Securitization, Ser 2017-1, Cl B 5.794%, 03/15/22 (A)	1,250,000	1,294,984
Mosaic Solar Loans, Ser 2017-2A, Cl B 4.770%, 09/20/42 (A)	500,000	496,872
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C 5.227%, 09/20/19 (A)	2,847,045	2,832,716
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C 5.000%, 01/20/25 (A)	1,500,000	1,507,500
SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (A)	1,000,000	995,914
Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (A)	1,000,000	1,012,306
Springleaf Funding Trust, Ser 2015-AA, Cl D 6.310%, 11/15/24 (A)	2,620,000	2,646,931

Description	Face Amount	Value
Westgate Resorts, Ser 2014-1A, Cl C 5.500%, 12/20/26 (A)	$383,147	$386,956

		13,265,715

Total Asset-Backed Securities (Cost $54,397,913)		55,395,729

CORPORATE OBLIGATIONS — 27.0%
Consumer Discretionary — 7.6%
Advance Auto Parts 4.500%, 12/01/23	1,000,000	1,039,843
Expedia 3.800%, 02/15/28	1,500,000	1,429,879
Fresenius Medical Care US Finance II 4.750%, 10/15/24 (A)	400,000	423,880
GameStop 5.500%, 10/01/19 (A)	460,000	466,900
INVISTA Finance 4.250%, 10/15/19 (A)	3,260,000	3,304,825
Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	2,000,000	1,970,000
L Brands 6.950%, 03/01/33	1,367,000	1,349,912
Neiman Marcus Group, 8.000%, 10/15/21 (A)	450,000	286,875
Rialto Holdings 7.000%, 12/01/18 (A)	1,425,000	1,421,438
Under Armour 3.250%, 06/15/26	2,000,000	1,750,161
Valeant Pharmaceuticals International 5.375%, 03/15/20 (A)	750,000	745,410

		14,189,123

Energy — 2.2%
Halliburton 7.450%, 09/15/39	572,000	823,325
Kinder Morgan Energy Partners 7.400%, 03/15/31	1,000,000	1,221,058
ONEOK 7.500%, 09/01/23	1,704,000	2,015,756

		4,060,139

Financials — 4.2%
Credit Acceptance 6.125%, 02/15/21	1,100,000	1,111,000
Credit Agricole 8.125%, VAR USD Swap Semi 30/360 5 Year Curr+ 6.283%, 09/19/33 (A)	1,000,000	1,031,208
Credit Suisse Group 4.282%, 01/09/28 (A)	500,000	513,793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value
Credit Suisse Group Funding Guernsey 3.750%, 03/26/25	$1,000,000	$998,836
Deutsche Bank MTN 4.296%, VAR USD Swap Semi 30/360 5 Year Curr+ 2.248%, 05/24/28	500,000	490,816
Guanay Finance 6.000%, 12/15/20 (A)	317,659	325,600
HSBC Holdings 6.500%, 09/15/37	1,500,000	1,928,970
Jefferies Finance 7.375%, 04/01/20 (A)	1,000,000	1,020,000
Lloyds Banking Group 4.500%, 11/04/24	500,000	516,260

		7,936,483

Health Care — 0.8%
Express Scripts Holding 3.400%, 03/01/27	1,500,000	1,448,548

Industrials — 1.9%
Great Lakes Dredge & Dock 8.000%, 05/15/22	500,000	520,000
Masco 7.750%, 08/01/29	233,000	297,935
Zachry Holdings 7.500%, 02/01/20 (A)	2,655,000	2,704,781

		3,522,716

Information Technology — 4.7%
BMC Software 7.250%, 06/01/18	1,970,000	1,987,828
DynCorp International 11.875% cash/ 1.500% PIK, 11/30/20 (C)	1,401,056	1,478,114
Keysight Technologies 4.600%, 04/06/27	1,000,000	1,036,949
Micron Technology 5.500%, 02/01/25	657,000	689,029
Motorola Solutions 7.500%, 05/15/25	2,080,000	2,498,150
VeriSign 4.750%, 07/15/27	1,000,000	1,007,500

		8,697,570

Materials — 2.4%
Chemours 6.625%, 05/15/23	250,000	263,438
Georgia-Pacific 7.750%, 11/15/29	2,221,000	3,076,348
Vale Overseas 6.250%, 08/10/26	1,000,000	1,159,790

		4,499,576

Description	Face Amount/ Shares	Value
Real Estate — 0.7%
Avison Young Canada 9.500%, 12/15/21 (A)	$1,250,000	$1,268,750

Telecommunication Services — 2.5%
AT&T, 101376 4.300%, 02/15/30 (A)	2,639,000	2,605,331
Frontier Communications 7.125%, 03/15/19	2,000,000	2,017,500

		4,622,831

Total Corporate Obligations (Cost $49,279,582)		50,245,736

MORTGAGE-BACKED SECURITIES — 5.7%
Commercial Mortgage-Backed Obligations — 5.7%
A10 Securitization, Ser 2013-1, Cl D 7.070%, 03/15/35 (A)	1,500,000	1,475,364
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F 5.331%, VAR LIBOR USD 1 Month+ 5.000%, 01/15/28 (A)	1,900,000	1,909,776
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 6.355%, 02/15/41 (A) (B)	699,000	69,900
FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A) (B)	1,000,000	978,757
FREMF Mortgage Trust, Ser 2016-K722, Cl B 3.835%, 07/25/49 (A) (B)	1,500,000	1,501,406
FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.803%, 12/25/49 (A) (B)	2,000,000	1,978,439
FREMF Mortgage Trust, Ser 2017-K71, Cl B 3.753%, 11/25/50 (A) (B)	1,250,000	1,214,725
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.553%, 04/15/35 (A) (B)	2,865,969	1,009,385
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (B)	454,579	455,990

Total Mortgage-Backed Securities (Cost $12,759,672)		10,593,742

COMMON STOCK — 0.1%
Erickson*	3,761	157,962

Total Common Stock (Cost $1,829,568)		157,962

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST CREDIT FUND

Description	Shares/ Face Amount	Value
CASH EQUIVALENT — 0.3%
Federated Government Obligations Fund, Cl I, 1.190%** (Cost $434,419)	434,419	$434,419

REPURCHASE AGREEMENT (D) — 3.2%
KGS-Alpha Capital Markets^ 1.500%, dated 01/31/18, to be repurchased on 02/01/18 repurchase price $6,000,250 (collateralized by GNMA obligations, par value of $6,240,000, 0.000%, 1/20/2048, with total market value of $6,240,000)	$6,000,000	6,000,000

Total Repurchase Agreement (Cost $6,000,000)		6,000,000

Total Investments — 99.3% (Cost $183,921,839)		$184,569,298

Percentages are based on Net Assets of $185,902,418.

*	Non-income producing security.
^	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
**	Rate shown is the 7-day effective yield as of January 31, 2018.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2018 was $136,439,204 and represents 73.4% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Distributions are paid-in-kind.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

GNMA — Government National Mortgage Association

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

USD — United States Dollar

VAR — Variable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 36.6%
Automotive — 17.2%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3 2.350%, 06/15/22	$1,500,000	$1,499,903
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B 3.560%, 10/12/21 (A)	796,774	798,453
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C 2.910%, 02/13/23 (A)	6,625,000	6,606,902
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C 2.860%, 06/12/23 (A)	1,000,000	995,991
American Express Credit Account Master Trust, Ser 2013-1, Cl B 2.260%, VAR LIBOR USD 1 Month+ 0.700%, 02/16/21	2,500,000	2,505,153
California Republic Auto Receivables Trust, Ser 2016-1, Cl C 4.560%, 12/15/22	1,000,000	1,010,085
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7 2.070%, VAR LIBOR USD 1 Month+ 0.510%, 09/16/24	2,500,000	2,525,220
CarMax Auto Owner Trust, Ser 2015-3, Cl C 2.680%, 06/15/21	1,000,000	1,001,421
CPS Auto Receivables Trust, Ser 2015-A, Cl A 1.530%, 07/15/19 (A)	17,129	17,125

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2015-C, Cl D 4.630%, 08/16/21 (A)	$4,000,000	$4,083,717
Drive Auto Receivables Trust, Ser 2015-DA, Cl D 4.590%, 01/17/23 (A)	1,500,000	1,539,111
DT Auto Owner Trust, Ser 2016-1A, Cl D 4.660%, 12/15/22 (A)	2,000,000	2,037,448
Flagship Credit Auto Trust, Ser 2016-4, Cl C 2.710%, 11/15/22 (A)	99,000	97,976
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B 2.570%, 07/17/23	1,240,000	1,230,352
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	1,500,000	1,486,751
Hertz Fleet Lease Funding, Ser 2015-1, Cl D 3.454%, VAR ICE LIBOR USD 1 Month+ 1.900%, 07/10/29 (A)	4,000,000	4,001,562
Hertz Fleet Lease Funding, Ser 2015-1, Cl E 3.854%, VAR ICE LIBOR USD 1 Month+ 2.300%, 07/10/29 (A)	2,500,000	2,499,378
Hertz Fleet Lease Funding, Ser 2016-1, Cl C 4.054%, VAR ICE LIBOR USD 1 Month+ 2.500%, 04/10/30 (A)	2,000,000	2,031,288
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3 2.120%, 04/18/22	3,500,000	3,478,706
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4 1.540%, 10/17/22	1,000,000	981,244
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3 2.820%, 06/10/21 (A)	700,000	695,864
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3 2.450%, 12/10/21 (A)	1,250,000	1,236,754
Oscar US Funding Trust, Ser 2014-1A, Cl A4 2.550%, 12/15/21 (A)	2,000,000	2,002,834
SCF Equipment Leasing, Ser 2017-1A, Cl A 3.770%, 01/20/23 (A)	1,161,702	1,162,394
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4 2.050%, 09/15/22	1,000,000	987,605

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2016-1, Cl D 4.680%, 07/15/20 (A)	$2,413,116	$2,424,277
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (A)	2,000,000	2,006,320

		50,943,834

Credit Cards — 12.3%
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 2.140%, VAR LIBOR USD 1 Month+ 0.580%, 07/15/27	5,000,000	5,053,311
Chase Issuance Trust, Ser 2012-A12, Cl A 1.860%, 01/18/22	4,000,000	4,013,999
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2 1.840%, VAR LIBOR USD 1 Month+ 0.280%, 05/26/20	3,000,000	3,002,416
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 2.181%, VAR LIBOR USD 1 Month+ 0.620%, 04/22/26	5,000,000	5,074,200
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7 1.920%, VAR LIBOR USD 1 Month+ 0.360%, 04/15/25	5,000,000	5,018,430
Evergreen Credit Card Trust, Ser 2016-3, Cl A 2.060%, VAR LIBOR USD 1 Month+ 0.500%, 11/16/20 (A)	2,250,000	2,256,788
Golden Credit Card Trust, Ser 2014-2A, Cl A 2.010%, VAR LIBOR USD 1 Month+ 0.450%, 03/15/21 (A)	3,000,000	3,010,772
Golden Credit Card Trust, Ser 2015-1A, Cl A 2.000%, VAR LIBOR USD 1 Month+ 0.440%, 02/15/20 (A)	5,000,000	5,000,651
Trillium Credit Card Trust II, Ser 2016-1A, Cl A 2.281%, VAR LIBOR USD 1 Month+ 0.720%, 05/26/21 (A)	4,000,000	4,008,831

		36,439,398

Other ABS — 3.0%
Colony American Homes, Ser 2015-1A, Cl C 3.504%, VAR LIBOR USD 1 Month+ 1.950%, 07/17/32 (A)	3,000,000	3,019,589
Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (A)	715,578	729,048

Description	Face Amount	Value
Sofi Consumer Loan Program, Ser 2017-5, Cl A2 2.780%, 09/25/26 (A)	$2,000,000	$1,977,395
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	2,033,333	2,000,400
Westgate Resorts, Ser 2017-1A, Cl B 4.050%, 12/20/30 (A)	1,220,860	1,216,079

		8,942,511

Student Loan — 4.1%
AccessLex Institute, Ser 2002-A, Cl A2 1.781%, 09/25/37 (B)	1,150,000	1,137,594
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 3.061%, VAR ICE LIBOR USD 1 Month+ 1.500%, 08/26/52 (A)	3,000,000	2,757,110
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 3.061%, VAR ICE LIBOR USD 1 Month+ 1.500%, 07/25/47 (A)	4,000,000	3,798,060
Nelnet Student Loan Trust, Ser 2015-3A, Cl B 3.061%, VAR ICE LIBOR USD 1 Month+ 1.500%, 06/25/54 (A)	3,000,000	2,739,004
SLM Student Loan Trust, Ser 2013-2, Cl B 3.061%, VAR ICE LIBOR USD 1 Month+ 1.500%, 06/25/43	2,000,000	1,883,362

		12,315,130

Total Asset-Backed Securities (Cost $107,681,756)		108,640,873

U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Notes 1.625%, 07/31/20	10,000,000	9,851,172
1.500%, 11/30/19 to 05/31/20	28,000,000	27,661,289
1.375%, 02/15/20	20,000,000	19,685,938
1.250%, 05/31/19	20,385,000	20,178,761
1.125%, 06/30/21 to 07/31/21	25,000,000	23,973,437

Total U.S. Treasury Obligations (Cost $103,274,378)		101,350,597

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
FFCB 1.950%, 03/14/22	3,000,000	2,926,542
1.875%, 08/16/21	5,000,000	4,887,540
FHLB 2.050%, 12/06/21	2,000,000	1,954,492
FHLMC 2.500%, 12/27/18 (C)	10,000,000	9,969,860
2.125%, 01/26/22	500,000	490,060
2.020%, 09/29/22	5,000,000	4,861,510

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
Tennessee Valley Authority 3.875%, 02/15/21	$5,000,000	$5,224,230

Total U.S. Government Agency Obligations (Cost $30,763,714)		30,314,234

CORPORATE OBLIGATIONS — 5.9%
Consumer Discretionary — 0.3%
Volkswagen Group of America Finance 2.125%, 05/23/19 (A)	1,000,000	995,339

Energy — 1.1%
BP AMI Leasing 5.523%, 05/08/19 (A)	3,000,000	3,113,664

Financials — 2.5%
Bank of America MTN 4.041%, VAR CPI YOY+ 2.000%, 01/14/21	1,000,000	1,026,880
Credit Suisse NY 2.440%, VAR ICE LIBOR USD 3 Month+ 0.680%, 04/27/18	2,000,000	2,002,485
JPMorgan Chase MTN 3.203%, VAR CPI YOY+ 1.000%, 08/17/22	1,250,000	1,212,375
Morgan Stanley MTN 4.041%, VAR CPI YOY+ 2.000%, 12/15/19	1,000,000	1,021,250
Royal Bank of Canada MTN 2.750%, 02/01/22	2,000,000	1,993,231

		7,256,221

Information Technology — 0.7%
Microsoft 1.850%, 02/06/20	2,000,000	1,981,693

Real Estate — 0.3%
American Tower 3.400%, 02/15/19	1,000,000	1,008,549

Sovereign — 1.0%
Kreditanstalt fuer Wiederaufbau 2.375%, 12/29/22	3,000,000	2,955,480

Total Corporate Obligations (Cost $17,179,794)		17,310,946

MORTGAGE-BACKED SECURITIES — 5.3%
Agency Mortgage-Backed Obligation — 0.5%
FHLMC 3.123%, VAR ICE LIBOR USD 6 Month+ 1.614%, 02/01/37	974,644	1,011,789

Description	Face Amount	Value
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	$499,816	$501,400

		1,513,189

Commercial Mortgage-Backed Obligation — 2.1%
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C 3.709%, VAR LIBOR USD 1 Month+ 2.150%, 04/15/29 (A)	3,000,000	3,000,004
FREMF Mortgage Trust, Ser 2013-KF02, Cl B 4.564%, VAR LIBOR USD 1 Month+ 3.000%, 12/25/45 (A)	178,067	178,212
Latitude Management Real Estate, Ser 2015-CRE1, Cl B 5.060%, VAR LIBOR USD 1 Month+ 3.500%, 02/22/32 (A)	1,000,000	1,016,310
RAIT Trust, Ser FL6, Cl A 3.010%, VAR LIBOR USD 1 Month+ 1.450%, 11/13/31 (A)	143,220	143,799
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A 3.552%, VAR LIBOR USD 1 Month+ 2.000%, 09/25/44 (A)	162,956	163,064
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D 4.131%, VAR LIBOR USD 1 Month+ 2.571%, 11/15/29 (A)	1,606,854	1,606,852

		6,108,241

Residential Mortgage-Backed Obligation — 2.7%
FHLMC REMIC, Ser 2010-3747, Cl UF 2.040%, VAR LIBOR USD 1 Month+ 0.480%, 10/15/40	3,040,571	3,062,498
FNMA REMIC, Ser 2011-84, Cl F 1.911%, VAR LIBOR USD 1 Month+ 0.350%, 01/25/40	2,102,310	2,111,834
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	534,341	541,736
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	809,749	802,748
GNMA, Ser 2010-80, Cl F 1.961%, VAR LIBOR USD 1 Month+ 0.400%, 04/20/40	374,763	376,349

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount/ Shares	Value
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	$1,184,532	$1,179,540

		8,074,705

Total Mortgage-Backed Securities (Cost $15,646,958)		15,696,135

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 1.190%* (Cost $53,306)	53,306	53,306

REPURCHASE AGREEMENTS (D) — 7.1%
KGS-Alpha Capital Markets** 2.050%, dated 01/04/18, to be repurchased on 02/05/18, repurchase price $2,003,644 (collateralized by FMAC obligations, par value $2,253,810, 3.000%, 11/01/36, with total market value of $2,060,000)	2,000,000	2,000,000
KGS-Alpha Capital Markets** 1.450%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $19,000,765 (collateralized by various FMAC/FNMA/GNMA obligations, par value $55,984 - $505,469,256, 0.000% - 7.000%, 06/25/21 - 10/20/67, with total market value of $20,658,528)	19,000,000	19,000,000

Total Repurchase Agreements (Cost $21,000,000)		21,000,000

Total Investments — 99.3% (Cost $295,599,906)		$294,366,091

Percentages are based on Net Assets of $296,542,172.

*	Rate shown is the 7-day effective yield as of January 31, 2018.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2018 was $78,455,116 and represents 26.5% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2018. The coupon on a step bond changes on a specific date.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

CPI YOY — Consumer Price Index Year-Over-Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 95.1%
Alabama — 1.2%
Alabama State, Ser B, GO 3.000%, 11/01/21	$2,000,000	$2,092,480

Arizona — 1.4%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,150,000	1,190,227
Pima County, Street and Highway Revenue Authority, RB 3.000%, 07/01/19	1,190,000	1,214,871

		2,405,098

California — 2.2%
California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	1,875,000	1,934,662
California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	595,000	622,977
Golden State, Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,070,460

		3,628,099

Colorado — 2.9%
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,043,760

Description	Face Amount	Value
El Paso County, School District No. 49 Falcon, Ser A, RB 5.000%, 12/15/23	$365,000	$419,243
5.000%, 12/15/24	525,000	609,515
5.000%, 12/15/25	460,000	538,812
El Paso County, School District No. 49 Falcon, Ser B, RB 5.000%, 12/15/23	250,000	287,153
5.000%, 12/15/24	300,000	349,326
5.000%, 12/15/26	500,000	593,185

		4,840,994

Connecticut — 1.3%
Connecticut State, Ser B, GO Callable 06/15/25 @ 100 5.000%, 06/15/29	2,000,000	2,224,880

District of Columbia — 0.7%
District of Columbia, RB 4.000%, 10/01/20	305,000	310,838
4.000%, 10/01/22	895,000	914,985

		1,225,823

Florida — 2.3%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,133,860
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,754,830

		3,888,690

Idaho — 0.3%
Idaho State, Housing & Finance Association, RB 4.000%, 07/01/26	500,000	518,440

Illinois — 6.3%
Chicago, O’Hare International Airport, Ser B, RB (A) Pre-Refunded @ 100 5.500%, 01/01/21	1,030,000	1,142,661
Illinois State, GO 5.000%, 07/01/19	500,000	516,540
Illinois State, GO, AGM Callable 03/05/18 @ 100 5.000%, 04/01/19	1,000,000	1,002,580
Illinois State, Ser A, GO 5.000%, 12/01/19	3,400,000	3,538,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM 4.000%, 01/30/25	$760,000	$826,629
Railsplitter, Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,410,000	2,586,267
Southern Illinois University, Ser A, RB, NATL 5.250%, 04/01/21	1,000,000	1,072,710

		10,686,005

Iowa — 0.6%
Hardin County, GO 2.500%, 06/01/19	925,000	936,026

Kansas — 1.7%
Geary County, GO 5.000%, 09/01/24	1,240,000	1,418,907
5.000%, 09/01/25	1,300,000	1,498,887

		2,917,794

Louisiana — 1.4%
Louisiana State, Ser D, GO Callable 09/01/26 @ 100 5.000%, 09/01/29	2,000,000	2,333,500

Massachusetts — 0.6%
Fall River, GO 2.000%, 12/01/24	1,015,000	989,107

Michigan — 1.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,199,710
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,038,438

		2,238,148

Minnesota — 0.5%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	775,866	754,894

Missouri — 1.0%
Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	1,575,000	1,753,983

New Hampshire — 0.7%
Grafton County, GO 3.000%, 07/01/22	1,140,000	1,179,125

Description	Face Amount	Value
New Mexico — 1.3%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB 4.000%, 07/01/23	$2,000,000	$2,205,340

New York — 3.5%
Dunkirk City, School District, RB, AGM 4.000%, 06/15/21	550,000	589,193
4.000%, 06/15/22	835,000	907,445
New York City, Ser D, GO Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,718,792
Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	378,161
5.000%, 05/15/21	300,000	333,846
Oyster Bay, Ser B, GO 3.500%, 02/02/18	1,000,000	1,000,000

		5,927,437

Ohio — 0.6%
Ohio State, Ser A, GO 3.000%, 02/01/19	1,000,000	1,016,090

Oklahoma — 1.8%
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	677,993	693,648
University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,282,620

		2,976,268

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) (C) Callable 03/05/18 @ 100 1.815%, 07/01/25	2,000,000	690,000
Commonwealth of Puerto Rico, Ser A, GO (C) 5.500%, 07/01/18	1,825,000	456,250

		1,146,250

Rhode Island — 2.0%
Providence, Ser A, GO 5.000%, 07/15/18	1,500,000	1,522,965

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Rhode Island State, Ser A, GO Callable 05/01/27 @ 100 3.000%, 05/01/33	$2,000,000	$1,921,520

		3,444,485

South Carolina — 2.1%
Hilton Head Island, Ser C, GO Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	457,909
2.125%, 03/01/32	520,000	452,863
2.000%, 03/01/30	495,000	435,971
2.000%, 03/01/31	5,000	4,348
South Carolina State, Ser F, GO Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,237,295

		3,588,386

Tennessee — 2.3%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,013,320
Memphis-Shelby County, Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,900,818

		3,914,138

Texas — 48.6%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,050,820
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,269,087
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,226,129
Bexar County, GO Callable 06/15/26 @ 100 3.000%, 06/15/41	2,000,000	1,775,820
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	685,000	723,518
Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	750,000	874,710
Clifton, Higher Education Finance, Idea Public Schools Project, RB (D) 4.800%, 08/01/21	410,000	431,869
Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,377,349

Description	Face Amount	Value
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	$700,000	$808,570
Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	1,710,000	1,743,978
Clifton, Higher Education Finance, Ser B, RB 5.000%, 08/15/25	460,000	526,304
4.000%, 08/15/22	525,000	566,522
4.000%, 08/15/23	500,000	543,400
College Station, GO Callable 03/05/18 @ 100 4.000%, 02/15/19	1,000,000	1,002,260
Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,140,920
Dallas County, Community College District, GO 5.000%, 02/15/19	2,000,000	2,073,380
Dallas/Fort Worth, International Airport, Ser B, RB 5.000%, 11/01/19	1,000,000	1,058,680
Dallas/Fort Worth, International Airport, Ser F, RB Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,303,060
Denton, GO 4.000%, 07/15/25	1,000,000	1,115,810
Denton, GO Callable 02/15/26 @ 100 3.000%, 02/15/29	1,845,000	1,868,727
3.000%, 02/15/30	1,855,000	1,865,555
Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,147,100
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,147,830
El Paso County, Hospital District, GO 5.000%, 08/15/25	3,070,000	3,494,673
El Paso, GO (A) Pre-Refunded @ 100 5.500%, 08/15/19	1,000,000	1,060,350
Georgetown, Utility System Revenue, RB Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,087,370
Grand Prairie, Independent School District, Ser B, GO Callable 08/15/26 @ 100 3.000%, 02/15/29	2,000,000	2,002,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	$1,000,000	$1,035,000
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,058,150
Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/22	1,005,000	1,080,938
Houston, Independent School District, GO, PSF-GTD Callable 02/15/27 @ 100 5.000%, 02/15/28	1,000,000	1,196,610
Irving, Hotel Occupancy Project, GO (A) Pre-Refunded @ 100 5.000%, 02/15/19	1,000,000	1,037,000
Kaufman County, GO, AGM 3.000%, 02/15/22	1,000,000	1,029,170
La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	750,000	763,088
La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,536,298
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,686,175
Love Field, Airport Modernization, AMT, RB 5.000%, 11/01/22	1,000,000	1,125,530
New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	355,000	383,400
4.000%, 04/01/19	200,000	204,994
4.000%, 04/01/20	210,000	218,801
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	1,000,000	1,030,000
North Texas Tollway Authority, Ser C, RB (A) Pre-Refunded @ 100 5.250%, 01/01/19	1,015,000	1,049,124
Olmos Park, Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,010,080
Polk County, GO, AGM 3.000%, 08/15/19	1,000,000	1,023,000
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,017,720

Description	Face Amount	Value
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	$1,200,000	$1,374,600
San Antonio, GO 5.000%, 02/01/22	1,000,000	1,120,830
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,247,460
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD (A) Pre-Refunded @ 100 5.000%, 02/15/18	1,000,000	1,001,320
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,165,260
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,082,140
4.625%, 08/01/30	1,200,000	1,249,488
Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	2,816,275
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,567,699
5.375%, 05/01/20	1,365,000	1,445,576
5.250%, 05/01/19	1,300,000	1,342,770
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,159,774
Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,552,460
Texas State, University System, Ser A, RB 5.000%, 03/15/21	1,000,000	1,096,310
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,045,617
Titus County, Pass-Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,187,406

		82,226,834

Utah — 0.6%
Utah State, GO 5.000%, 07/01/19	1,000,000	1,049,920

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount/ Shares	Value
Virginia — 3.9%
Fairfax County, Sewer Authority, RB (A) Pre-Refunded @ 100 4.000%, 07/15/19	$1,500,000	$1,554,780
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB 2.150%, 04/01/21	3,000,000	3,032,130
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,057,540

		6,644,450

Wisconsin — 1.3%
Green Bay City, Ser A, GO Callable 04/01/26 @ 100 3.125%, 04/01/35	500,000	489,875
Oshkosh City, Ser H, GO Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	535,445
Wisconsin State, Ser B, GO (A) Pre-Refunded @ 100 4.500%, 05/01/21	1,000,000	1,089,400

		2,114,720

Total Municipal Bonds (Cost $161,942,227)		160,867,404

CASH EQUIVALENT — 3.8%
Federated Government Obligations Fund, Cl I, 1.190%* (Cost $6,411,542)	6,411,542	6,411,542

Total Investments — 98.9% (Cost $168,353,769)		$167,278,946

Percentages are based on Net Assets of $169,200,437.

*	Rate shown is the 7-day effective yield as of January 31, 2017.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund
Assets:
Investments at Value	$297,162,149	$112,704,721	$11,280,988
Receivable for Investment Securities Sold	423,582	—	12,035
Receivable for Capital Shares Sold	311,452	552	—
Dividends and Interest Receivable	62,742	86,147	4,475
Foreign Tax Reclaim Receivable	—	53,975	—
Prepaid Expenses	14,742	13,004	22,582

Total Assets	297,974,667	112,858,399	11,320,080

Liabilities:
Payable for Investment Securities Purchased	—	—	22,613
Payable for Capital Shares Redeemed	242,360	99,417	6,653
Payable Due to Investment Adviser	121,234	47,596	4,764
Professional Fees Payable	16,629	14,306	12,397
Payable Due to Administrator	18,667	7,329	733
Payable Due to Distributor	9,157	3,670	177
Payable Due to Trustees	2,684	1,431	130
Chief Compliance Officer Fees Payable	616	303	—
Other Accrued Expenses	25,619	18,754	8,125

Total Liabilities	436,966	192,806	55,592

Net Assets	$297,537,701	$112,665,593	$11,264,488

NET ASSETS:
Paid-in Capital	$129,448,370	$87,763,777	$7,878,249
Undistributed (Distributions in Excess of) Net Investment Income / (Accumulated Net Investment Loss)	(10,124)	272,144	(3,612)
Accumulated Net Realized Gain on Investments	22,867,894	702,306	771,442
Net Unrealized Appreciation on Investments	145,231,561	23,927,366	2,618,409

Net Assets	$297,537,701	$112,665,593	$11,264,488

Institutional Class Shares:
Net Assets	$252,504,823	$81,416,236	$10,535,625
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	18,335,772	8,546,822	1,050,700
Net Asset Value, Offering and Redemption Price Per Share	$13.77	$9.53	$10.03

Investor Shares:
Net Assets	$45,032,878	$31,249,357	$728,863
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,309,916	3,285,652	73,691
Net Asset Value, Offering and Redemption Price Per Share	$13.61	$9.51	$9.89

Cost of Investments	$151,930,588	$88,777,355	$8,662,579

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 31, 2 0 1 8 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund
Assets:
Investments at Value	$2,445,849,503	$178,569,298	$273,366,091	$167,278,946
Repurchase Agreements	66,000,000	6,000,000	21,000,000	—
Receivable for Investment Securities Sold	5,849,715	—	146,025	8,453
Receivable for Capital Shares Sold	12,953,493	737,249	1,477,813	203,024
Dividends and Interest Receivable	16,009,897	1,296,565	752,602	1,955,493
Prepaid Expenses	59,786	18,964	15,234	14,432

Total Assets	2,546,722,394	186,622,076	296,757,765	169,460,348

Liabilities:
Payable for Investment Securities Purchased	37,971,879	500,000	—	—
Payable for Capital Shares Redeemed	1,706,325	77,385	65,831	163,217
Payable Due to Investment Adviser	735,034	78,014	74,742	35,698
Professional Fee Payable	52,308	18,827	15,122	14,341
Payable Due to Administrator	161,665	12,402	19,179	10,992
Payable Due to Distributor	69,672	2,961	5,367	826
Payable Due to Trustees	21,956	1,755	2,630	2,096
Chief Compliance Officer Fees Payable	5,520	372	598	476
Other Accrued Expenses	214,922	27,942	32,124	32,265

Total Liabilities	40,939,281	719,658	215,593	259,911

Net Assets	$2,505,783,113	$185,902,418	$296,542,172	$169,200,437

NET ASSETS:
Paid-in Capital	$2,559,117,852	$185,342,824	$299,298,477	$170,186,465
Undistributed Net Investment Income	751,617	1,462,235	46,934	175,561
Accumulated Net Realized Loss on Investments	(422,229)	(1,550,100)	(1,569,424)	(86,766)
Net Unrealized Appreciation (Depreciation) on Investments	(53,664,127)	647,459	(1,233,815)	(1,074,823)

Net Assets	$2,505,783,113	$185,902,418	$296,542,172	$169,200,437

Institutional Class Shares:
Net Assets	$2,151,510,174	$171,426,277	$268,878,840	$165,004,629
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	207,409,114	17,318,787	26,422,418	16,164,706
Net Asset Value, Offering and Redemption Price Per Share	$10.37	$9.90	$10.18	$10.21

Investor Class Shares:
Net Assets	$354,272,939	$14,476,141	$27,663,332	$4,195,808
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	34,166,519	1,464,439	2,717,944	411,142
Net Asset Value, Offering and Redemption Price Per Share	$10.37	$9.89	$10.18	$10.21

Cost of Investments	$2,499,513,630	$177,921,839	$274,599,906	$168,353,769
Cost of Repurchase Agreements	66,000,000	6,000,000	21,000,000	—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 31, 2 0 1 8 (Unaudited)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund
Investment Income:
Dividend Income	$1,294,748	$1,295,905	$85,565
Interest income	—	—	2,358
Foreign Taxes Withheld	(3,158)	—	—

Total Investment Income	1,291,590	1,295,905	87,923

Expenses:
Investment Advisory Fees	777,540	292,768	36,224
Administration Fees	128,349	48,282	5,927
Distribution Fees — Investor Class Shares	52,758	38,017	2,887
Trustees’ Fees	4,865	2,025	243
Chief Compliance Officer Fees	1,085	469	90
Transfer Agent Fees	26,884	18,811	13,969
Professional Fees	18,535	14,983	12,549
Registration Fees	17,051	16,493	15,730
Printing Fees	8,976	2,648	735
Custodian Fees	6,237	2,411	2,521
Interest Expense on Borrowings	181	1,901	91
Insurance and Other Expenses	7,043	3,327	581

Total Expenses	1,049,504	442,135	91,547
Less: Fees Paid Indirectly	(94)	(97)	(14)

Net Expenses	1,049,410	442,038	91,533

Net Investment Income (Loss)	242,180	853,867	(3,610)

Net Realized Gain from Investments	23,392,523	6,886,842	2,343,964
Net Change in Unrealized Appreciation (Depreciation) on Investments	26,816,660	5,573,757	(618,329)

Net Realized and Unrealized Gain on Investments	50,209,183	12,460,599	1,725,635

Increase in Net Assets Resulting from Operations	$50,451,363	$13,314,466	$1,722,025

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 31, 2 0 1 8 (Unaudited)

STATEMENTS OF OPERATIONS

	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund
Investment Income:
Interest Income	$48,143,949	$6,480,498	$3,190,192	$3,264,874
Dividend Income	—	—	4,971	9,856

Total Investment Income	48,143,949	6,480,498	3,195,163	3,274,730

Expenses:
Investment Advisory Fees	4,196,575	478,968	432,527	421,889
Administration Fees	1,037,180	80,272	124,758	105,092
Distribution Fees — Investor Class Shares	424,605	17,347	35,064	5,756
Trustees’ Fees	38,851	2,999	4,688	4,071
Chief Compliance Officer Fees	8,400	682	1,046	912
Transfer Agent Fees	55,259	21,491	26,674	25,152
Registration Fees	50,410	17,171	16,699	16,519
Professional Fees	70,378	23,892	19,038	18,161
Printing Fees	68,978	5,555	8,260	6,652
Custodian Fees	47,441	2,807	5,742	4,921
Interest Expense on Borrowings	—	—	—	34,472
Insurance and Other Expenses	106,485	26,425	15,420	21,836

Total Expenses	6,104,562	677,609	689,916	665,433
Less: Investment Advisory Fees Waived	—	—	—	(120,539)
Less: Fees Paid Indirectly	(8,603)	(38)	(74)	(16)

Net Expenses	6,095,959	677,571	689,842	544,878

Net Investment Income	42,047,990	5,802,927	2,505,321	2,729,852

Net Realized Gain (Loss) from Investments	388,426	(77,368)	(164,414)	(86,542)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,978,077)	(759,527)	(1,938,235)	(4,548,207)

Net Realized and Unrealized Loss on Investments	(26,589,651)	(836,895)	(2,102,649)	(4,634,749)

Increase (Decrease) in Net Assets Resulting from Operations	$15,458,339	$4,966,032	$402,672	$(1,904,897)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations:
Net Investment Income (Loss)	$242,180	$843,720
Net Realized Gain on Investments	23,392,523	69,092,532
Net Change in Unrealized Appreciation (Depreciation) on Investments	26,816,660	(8,843,112)

Net Increase in Net Assets Resulting from Operations	50,451,363	61,093,140

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(576,433)	(571,284)
Investor Class Shares	(94,857)	—
Realized Capital Gains:
Institutional Class Shares	(58,411,154)	(32,490,322)
Investor Class Shares	(9,548,393)	(5,772,752)

Total Dividends and Distributions	(68,630,837)	(38,834,358)

Capital Share Transactions:
Institutional Class Shares:
Issued	17,015,334	28,932,334
Reinvestment of Dividends	20,367,190	9,565,805
Redeemed	(20,727,507)	(155,554,704)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	16,655,017	(117,056,565)

Investor Class Shares:
Issued	2,615,433	1,358,034
Reinvestment of Dividends	6,947,111	4,167,072
Redeemed	(2,462,747)	(31,937,509)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	7,099,797	(26,412,403)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,754,814	(143,468,968)

Total Increase (Decrease) in Net Assets	5,575,340	(121,210,186)

Net assets:
Beginning of Period	291,962,361	413,172,547

End of Period	$297,537,701	$291,962,361

Undistributed (Distributions in excess of) Net Investment Income (Accumulated Net Investment Loss)	$(10,124)	$418,986

Share Transactions:
Institutional Class Shares:
Issued	1,202,660	2,131,922
Reinvestment of Dividends	1,596,207	759,850
Redeemed	(1,439,739)	(11,555,977)

Total Increase (Decrease) in Institutional Class Shares	1,359,128	(8,664,205)

Investor Class Shares:
Issued	185,238	99,491
Reinvestment of Dividends	550,939	333,900
Redeemed	(166,759)	(2,446,306)

Total Increase (Decrease) in Investor Class Shares	569,418	(2,012,915)

Net Increase (Decrease) in Shares Outstanding	1,928,546	(10,677,120)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Mid Cap Equity Fund
Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

$853,867	$5,855,311	$(3,610)	$(34,414)
6,886,842	39,991,925	2,343,964	905,025
5,573,757	(5,280,329)	(618,329)	1,268,966

13,314,466	40,566,907	1,722,025	2,139,577

(649,119)	(5,170,811)	—	—
(204,802)	(771,712)	—	—

(5,430,499)	(46,736,109)	(2,273,805)	(641,782)
(2,005,120)	(8,387,506)	(120,280)	(237,334)

(8,289,540)	(61,066,138)	(2,394,085)	(879,116)

4,207,410	25,557,553	1,257,536	1,922,022
3,290,513	17,323,599	119,530	34,805
(18,195,692)	(252,646,945)	(748,094)	(2,743,444)

(10,697,769)	(209,765,793)	628,972	(786,617)

2,004,308	1,073,409	1,915,607	2,440,322
1,973,740	6,362,803	103,455	235,783
(2,858,691)	(35,916,528)	(7,848,577)	(10,260)

1,119,357	(28,480,316)	(5,829,515)	2,665,845

(9,578,412)	(238,246,109)	(5,200,543)	1,879,228

(4,553,486)	(258,745,340)	(5,872,603)	3,139,689

117,219,079	375,964,419	17,137,091	13,997,402

$112,665,593	$117,219,079	$11,264,488	$17,137,091

$272,144	$272,198	$(3,612)	$(2)

452,114	2,543,453	117,723	188,697
361,639	1,850,565	12,425	3,530
(1,982,368)	(26,158,551)	(75,467)	(270,271)

(1,168,615)	(21,764,533)	54,681	(78,044)

222,351	106,897	185,598	246,434
217,234	676,863	10,901	24,183
(305,042)	(3,685,220)	(743,572)	(1,000)

134,543	(2,901,460)	(547,073)	269,617

(1,034,072)	(24,665,993)	(492,392)	191,573

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Total Return Bond Fund
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations:
Net Investment Income	$42,047,990	$73,196,858
Net Realized Gain (Loss) on Investments	388,426	3,605,263
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,978,077)	(4,956,749)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,458,339	71,845,372

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(36,286,798)	(62,586,519)
Investor Class Shares	(5,556,164)	(9,688,012)
Realized Capital Gains:
Institutional Class Shares	(3,295,504)	(2,053,909)
Investor Class Shares	(546,849)	(339,754)

Total Dividends and Distributions	(45,685,315)	(74,668,194)

Capital Share Transactions:
Institutional Class Shares:
Issued	388,979,365	641,388,497
Reinvestment of Dividends	16,116,425	24,027,798
Redeemed	(145,743,779)	(351,216,867)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	259,352,011	314,199,428

Investor Class Shares:
Issued	88,225,153	159,242,025
Reinvestment of Dividends	4,768,770	7,759,064
Redeemed	(59,233,660)	(102,279,015)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	33,760,263	64,722,074

Net Increase (Decrease) in Net Assets from Capital Share Transactions	293,112,274	378,921,502

Total Increase (Decrease) in Net Assets	262,885,298	376,098,680

Net assets:
Beginning of Period	2,242,897,815	1,866,799,135

End of Period	$2,505,783,113	$2,242,897,815

Undistributed Net Investment Income	$751,617	$546,589

Share Transactions:
Institutional Class Shares:
Issued	37,102,785	61,311,369
Reinvestment of Dividends	1,540,516	2,298,610
Redeemed	(13,911,448)	(33,560,263)

Total Increase (Decrease) in Institutional Class Shares	24,731,853	30,049,716

Investor Class Shares:
Issued	8,418,129	15,206,239
Reinvestment of Dividends	456,057	742,553
Redeemed	(5,650,410)	(9,787,254)

Total Increase (Decrease) in Investor Class Shares	3,223,776	6,161,538

Net Increase (Decrease) in Shares Outstanding	27,955,629	36,211,254

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Credit Fund		Low Duration Bond Fund		Municipal Bond Fund
Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

$5,802,927	$8,644,817	$2,505,321	$4,503,328	$2,729,852	$6,213,881
(77,368)	852,135	(164,414)	80,166	(86,542)	777,331
(759,527)	3,947,141	(1,938,235)	(805,064)	(4,548,207)	(7,249,584)

4,966,032	13,444,093	402,672	3,778,430	(1,904,897)	(258,372)

(4,081,495)	(7,228,675)	(2,289,397)	(4,100,698)	(2,723,715)	(6,070,149)
(314,989)	(587,409)	(209,172)	(345,758)	(47,358)	(110,550)

(2,203,420)	—	—	—	(852,206)	—
(187,156)	—	—	—	(14,332)	—

(6,787,060)	(7,816,084)	(2,498,569)	(4,446,456)	(3,637,611)	(6,180,699)

20,251,819	44,020,776	41,869,982	92,850,203	19,387,890	91,196,000
1,029,783	455,414	455,575	657,452	414,576	323,643
(11,390,942)	(15,861,466)	(16,122,282)	(63,039,725)	(108,963,000)	(91,292,639)

9,890,660	28,614,724	26,203,275	30,467,930	(89,160,534)	227,004

3,086,693	6,934,684	886,040	12,788,702	317,334	275,367
362,056	407,377	133,229	207,905	52,334	97,731
(2,142,547)	(5,018,234)	(1,476,624)	(4,289,989)	(1,512,075)	(243,714)

1,306,202	2,323,827	(457,355)	8,706,618	(1,142,407)	129,384

11,196,862	30,938,551	25,745,920	39,174,548	(90,302,941)	356,388

9,375,834	36,566,560	23,650,023	38,506,522	(95,845,449)	(6,082,683)

176,526,584	139,960,024	272,892,149	234,385,627	265,045,886	271,128,569

$185,902,418	$176,526,584	$296,542,172	$272,892,149	$169,200,437	$265,045,886

$1,462,235	$55,792	$46,934	$40,182	$175,561	$216,782

2,026,198	4,466,388	4,090,641	9,069,209	1,870,062	8,745,431
103,583	46,400	44,575	64,215	40,087	31,047
(1,143,480)	(1,614,873)	(1,575,750)	(6,154,850)	(10,553,053)	(8,789,970)

986,301	2,897,915	2,559,466	2,978,574	(8,642,904)	(13,492)

308,405	699,845	86,567	1,247,468	30,610	26,323
36,433	41,535	13,029	20,302	5,059	9,381
(214,808)	(505,136)	(144,104)	(418,886)	(144,531)	(23,366)

130,030	236,244	(44,508)	848,884	(108,862)	12,338

1,116,331	3,134,159	2,514,958	3,827,458	(8,751,766)	(1,154)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2018 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Growth Equity Fund
Institutional Class Shares
2018***	$14.82	$0.01	$2.49	$2.50	$(0.03)	$(3.52)	$(3.55)	$13.77	18.84%		$252,505	0.67	%*	0.67	%*	0.20%*	4	%**
2017	13.61	0.04	2.51	2.55	(0.02)	(1.32)	(1.34)	14.82	20.54		251,675	0.79		0.79		0.27	16
2016	15.61	0.02	(0.32)	(0.30)	(0.02)	(1.68)	(1.70)	13.61	(1.72)		348,935	0.80		0.80		0.11	23
2015	14.49	0.03	2.00	2.03	(0.03)	(0.88)	(0.91)	15.61	14.45		388,998	0.80		0.80		0.21	19
2014	12.58	0.02	2.42	2.44	(0.02)	(0.51)	(0.53)	14.49	19.81	††	372,380	0.80		0.85		0.15	28
2013	10.48	0.03	2.09	2.12	(0.02)	—	(0.02)	12.58	20.29	††	302,637	0.80		0.95		0.31	32
Investor Class Shares
2018***	$14.70	$—	$2.46	$2.46	$(0.03)	$(3.52)	$(3.55)	$13.61	18.70%		$45,033	0.92	%*	0.92	%*	(0.06)%*	4	%**
2017	13.51	0.01	2.50	2.51	—	(1.32)	(1.32)	14.70	20.33		40,287	1.04		1.04		0.04	16
2016	15.53	(0.02)	(0.32)	(0.34)	—	(1.68)	(1.68)	13.51	(2.01)		64,238	1.05		1.05		(0.14)	23
2015	14.43	(0.01)	1.99	1.98	—	(0.88)	(0.88)	15.53	14.17		64,522	1.05		1.05		(0.03)	19
2014	12.55	(0.01)	2.40	2.39	—	(0.51)	(0.51)	14.43	19.47	††	63,438	1.05		1.11		(0.08)	28
2013	10.46	0.01	2.08	2.09	—	—	—	12.55	19.98	††	82,365	1.05		1.20		0.06	32

Value Equity Fund
Institutional Class Shares
2018***	$9.11	$0.08	$1.06	$1.14	$(0.08)	$(0.64)	$(0.72)	$9.53	12.91%		$81,416	0.72	%*	0.72	%*	1.60%*	12	%**
2017	10.02	0.19	1.19	1.38	(0.19)	(2.10)	(2.29)	9.11	14.48		88,541	0.80		0.80		1.90	35
2016	11.20	0.15	(0.16)‡	(0.01)	(0.15)	(1.02)	(1.17)	10.02	0.55		315,388	0.80		0.80		1.54	52
2015	11.18	0.15	1.04	1.19	(0.16)	(1.01)	(1.17)	11.20	11.14		273,297	0.80		0.80		1.37	53
2014	10.83	0.18	1.46	1.64	(0.18)	(1.11)	(1.29)	11.18	16.28	††	254,952	0.81		0.86		1.67	52
2013	8.92	0.21	1.91	2.12	(0.21)	—	(0.21)	10.83	24.10	††	223,004	0.81		0.96		2.17	77
Investor Class Shares
2018***	$9.10	$0.06	$1.05	$1.11	$(0.06)	$(0.64)	$(0.70)	$9.51	12.67%		$31,250	0.97	%*	0.97	%*	1.33%*	12	%**
2017	10.01	0.17	1.18	1.35	(0.16)	(2.10)	(2.26)	9.10	14.20		28,678	1.05		1.05		1.69	35
2016	11.19	0.13	(0.17)‡	(0.04)	(0.12)	(1.02)	(1.14)	10.01	0.30		60,576	1.05		1.05		1.29	52
2015	11.17	0.13	1.03	1.16	(0.13)	(1.01)	(1.14)	11.19	10.90		57,837	1.05		1.05		1.13	53
2014	10.82	0.16	1.45	1.61	(0.15)	(1.11)	(1.26)	11.17	16.00	††	56,817	1.06		1.11		1.42	52
2013	8.91	0.19	1.90	2.09	(0.18)	—	(0.18)	10.82	23.82	††	50,937	1.06		1.21		1.95	77

Mid Cap Equity Fund
Institutional Class Shares
2018***	$10.65	$—	$1.48	$1.48	$—	$(2.10)	$(2.10)	$10.03	14.77%		$10,535	1.31	%*	1.31	%*	(0.07)%*	20	%**
2017	9.85	(0.01)	1.48	1.47	—	(0.67)	(0.67)	10.65	15.47		10,606	1.36		1.36		(0.15)	38
2016	13.73	(0.06)	(1.30)	(1.36)	—	(2.52)	(2.52)	9.85	(9.08)		10,576	1.45		1.45		(0.57)	102
2015	14.57	(0.15)	1.91	1.76	—	(2.60)	(2.60)	13.73	14.26		15,971	1.47	(2)	1.42		(1.08)	80
2014	13.68	(0.12)	1.93	1.81	—	(0.92)	(0.92)	14.57	13.56		26,824	1.33		1.33		(0.86)	58
2013	11.41	(0.09)	3.02	2.93	—	(0.66)	(0.66)	13.68	26.90	††	29,267	1.49		1.53		(0.75)	118
Investor Class Shares
2018***	$10.52	$—	$1.47	$1.47	$—	$(2.10)	$(2.10)	$9.89	14.85%		$729	1.48	%*	1.48	%*	0.01%*	20	%**
2017	9.74	(0.04)	1.49	1.45	—	(0.67)	(0.67)	10.52	15.43		6,531	1.62		1.62		(0.41)	38
2016	13.65	(0.04)	(1.35)	(1.39)	—	(2.52)	(2.52)	9.74	(9.38)		3,421	1.73		1.73		(0.43)	102
2015	14.53	(0.19)	1.91	1.72	—	(2.60)	(2.60)	13.65	14.01		583	1.74	(2)	1.70		(1.39)	80
2014	13.67	(0.16)	1.94	1.78	—	(0.92)	(0.92)	14.53	13.35		415	1.58		1.58		(1.11)	58
2013	11.41	(0.13)	3.05	2.92	—	(0.66)	(0.66)	13.67	26.81	††	266	1.72		1.75		(0.97)	118

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2018.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share data calculated using the average shares method.
(2)	Ratio includes previously waived investment advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2018 (Unaudited) and the Years or Periods Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund
Institutional Class Shares
2018***	$10.50	$0.19	$(0.12)	$0.07	$(0.18)	$(0.02)	$(0.20)	$10.37	0.68%		$2,151,510	0.47	%*	0.47	%*	3.54	%*	8	%**
2017	10.52	0.39	(0.02)	0.37	(0.38)	(0.01)	(0.39)	10.50	3.63		1,918,126	0.51		0.51		3.68		24
2016	10.56	0.41	—	0.41	(0.40)	(0.05)	(0.45)	10.52	4.02		1,606,097	0.52		0.52		3.90		32
2015	10.90	0.38	(0.21)	0.17	(0.38)	(0.13)	(0.51)	10.56	1.58		1,565,895	0.51		0.51		3.51		49
2014	10.81	0.43	0.22	0.65	(0.43)	(0.13)	(0.56)	10.90	6.22	††	1,062,644	0.50		0.54		3.93		35
2013	10.80	0.45	0.13	0.58	(0.46)	(0.11)	(0.57)	10.81	5.41	††	793,400	0.49		0.64		4.08		53
Investor Class Shares
2018***	$10.50	$0.17	$(0.11)	$0.06	$(0.17)	$(0.02)	$(0.19)	$10.37	0.55%		$354,273	0.72	%*	0.72	%*	3.29	%*	8	%**
2017	10.52	0.36	(0.02)	0.34	(0.35)	(0.01)	(0.36)	10.50	3.37		324,772	0.76		0.76		3.43		24
2016	10.56	0.38	—	0.38	(0.37)	(0.05)	(0.42)	10.52	3.76		260,702	0.77		0.77		3.65		32
2015	10.90	0.35	(0.20)	0.15	(0.36)	(0.13)	(0.49)	10.56	1.33		253,157	0.75		0.75		3.26		49
2014	10.81	0.40	0.23	0.63	(0.41)	(0.13)	(0.54)	10.90	5.96	††	170,438	0.75		0.79		3.68		35
2013	10.80	0.42	0.13	0.55	(0.43)	(0.11)	(0.54)	10.81	5.15	††	126,002	0.74		0.89		3.83		53

Credit Fund
Institutional Class Shares
2018***	$9.99	$0.32	$(0.04)	$0.28	$(0.24)	$(0.13)	$(0.37)	$9.90	2.79%		$171,426	0.71	%*	0.71	%*	6.27	%*	17	%**
2017	9.63	0.55	0.30	0.85	(0.49)	—	(0.49)	9.99	9.08		163,210	0.81		0.81		5.57		27
2016	9.86	0.49	(0.24)	0.25	(0.48)^	—	(0.48)	9.63	2.79		129,395	0.83		0.83		5.27		36
2015	10.27	0.49	(0.34)	0.15	(0.49)	(0.07)	(0.56)	9.86	1.45		88,349	0.84		0.84		4.83		47
2014	10.01	0.47	0.26	0.73	(0.45)	(0.02)	(0.47)	10.27	7.36	††	81,336	0.91		0.91		4.58		38
2013(a)	10.00	0.29	(0.06)	0.23	(0.22)	—	(0.22)	10.01	2.33	††	25,546	1.00	*	1.29	*	4.39	*	57	**
Investor Class Shares
2018***	$9.98	$0.30	$(0.03)	$0.27	$(0.23)	$(0.13)	$(0.36)	$9.89	2.67%		$14,476	0.96	%*	0.96	%*	6.03	%*	17	%**
2017	9.62	0.52	0.31	0.83	(0.47)	—	(0.47)	9.98	8.82		13,317	1.06		1.06		5.28		27
2016	9.85	0.47	(0.25)	0.22	(0.45)^	—	(0.45)	9.62	2.54		10,565	1.08		1.08		5.02		36
2015	10.26	0.46	(0.34)	0.12	(0.46)	(0.07)	(0.53)	9.85	1.19		9,671	1.08		1.08		4.58		47
2014	10.00	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	10.26	7.11	††	9,164	1.17		1.17		4.33		38
2013(a)	10.00	0.23	(0.02)	0.21	(0.21)	—	(0.21)	10.00	2.09	††	6,320	1.25	*	1.91	*	3.49	*	57	**

Low Duration Bond Fund
Institutional Class Shares
2018***	$10.25	$0.09	$(0.07)	$0.02	$(0.09)	$—	$(0.09)	$10.18	0.10%		$268,879	0.45	%*	0.45	%*	1.76	%*	11	%**
2017	10.28	0.18	(0.03)	0.15	(0.18)	—	(0.18)	10.25	1.48		244,575	0.46		0.46		1.80		26
2016	10.30	0.16	(0.01)	0.15	(0.17)	—	(0.17)	10.28	1.43		214,708	0.51		0.51		1.58		36
2015	10.30	0.13	—	0.13	(0.13)	—	(0.13)	10.30	1.30		214,904	0.52		0.52		1.29		52
2014	10.48	0.15	(0.03)	0.12	(0.15)	(0.15)	(0.30)	10.30	1.19	††	203,195	0.52		0.58		1.46		29
2013	10.59	0.18	(0.06)	0.12	(0.18)	(0.05)	(0.23)	10.48	1.10	††	211,919	0.52		0.67		1.70		85
Investor Class Shares
2018***	$10.25	$0.08	$(0.07)	$0.01	$(0.08)	$—	$(0.08)	$10.18	(0.03)%		$27,663	0.70	%*	0.70	%*	1.51	%*	11	%**
2017	10.28	0.16	(0.03)	0.13	(0.16)	—	(0.16)	10.25	1.24		28,317	0.71		0.71		1.55		26
2016	10.30	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.28	1.18		19,678	0.76		0.76		1.33		36
2015	10.30	0.11	—	0.11	(0.11)	—	(0.11)	10.30	1.05		19,026	0.77		0.77		1.04		52
2014	10.48	0.13	(0.04)	0.09	(0.12)	(0.15)	(0.27)	10.30	0.94	††	17,153	0.77		0.84		1.22		29
2013	10.59	0.15	(0.06)	0.09	(0.15)	(0.05)	(0.20)	10.48	0.84	††	31,972	0.77		0.92		1.45		85

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2018.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on December 3, 2012.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2018 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund
Institutional Class Shares
2018***	$10.46	$0.12	$(0.20)	$(0.08)	$(0.13)	$(0.04)	$(0.17)	$10.21	(0.84	)%††	$165,004	0.45	%*	0.55	%*	2.27	%*	2	%**
2017	10.70	0.24	(0.24)	—	(0.24)	—	(0.24)	10.46	0.00	††	259,606	0.42		0.52		2.28		21
2016	10.51	0.26	0.18	0.44	(0.25)	—	(0.25)	10.70	4.22	††	265,697	0.42		0.52		2.45		5
2015	10.52	0.26	0.01	0.27	(0.27)	(0.01)	(0.28)	10.51	2.52	††	234,565	0.42		0.52		2.49		9
2014	10.37	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)	10.52	4.44	††	203,406	0.43		0.59		2.67		16
2013	10.79	0.28	(0.42)	(0.14)	(0.27)	(0.01)	(0.28)	10.37	(1.28	)††	226,117	0.45		0.69		2.57		10
Investor Class Shares
2018***	$10.46	$0.11	$(0.21)	$(0.10)	$(0.11)	$(0.04)	$(0.15)	$10.21	(0.97	)%††	$4,196	0.71	%*	0.81	%*	2.02	%*	2	%**
2017	10.70	0.21	(0.24)	(0.03)	(0.21)	—	(0.21)	10.46	(0.25	)††	5,440	0.67		0.77		2.03		21
2016	10.50	0.23	0.19	0.42	(0.22)	—	(0.22)	10.70	4.06	††	5,432	0.67		0.77		2.18		5
2015	10.52	0.24	(0.01)	0.23	(0.24)	(0.01)	(0.25)	10.50	2.16	††	3,906	0.67		0.77		2.25		9
2014	10.37	0.25	0.18	0.43	(0.25)	(0.03)	(0.28)	10.52	4.18	††	4,028	0.69		0.83		2.42		16
2013	10.78	0.25	(0.40)	(0.15)	(0.25)	(0.01)	(0.26)	10.37	(1.43	)††	3,836	0.70		0.94		2.32		10

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2018.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 8

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 29 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund seeks to achieve long-term capital appreciation and current income. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds in the Trust are presented separately.

The Frost Conservative Allocation Fund, Frost Moderate Allocation Fund and Frost Aggressive Allocation Fund ceased operations and liquidated during the last quarter of 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 8

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2018:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$290,049,162	$—	$—	$290,049,162
Cash Equivalent	7,112,987	—	—	7,112,987

Total Investments in Securities	$297,162,149	$—	$—	$297,162,149

Value Equity Fund
Common Stock	$109,528,804	$—	$—	$109,528,804
Cash Equivalent	3,175,917	—	—	3,175,917

Total Investments in Securities	$112,704,721	$—	$—	$112,704,721

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 8

Investments in Securities*	Level 1	Level 2	Level 3**	Total
Mid Cap Equity Fund
Common Stock	$10,451,053	$—	$—	$10,451,053
Corporate Obligation	—	152,340	—	152,340
Cash Equivalent	677,595	—	—	677,595

Total Investments in Securities	$11,128,648	$152,340	$—	$11,280,988

Total Return Bond Fund
Mortgage-Backed Securities	$—	$746,434,570	$—	$746,434,570
U.S. Treasury Obligations	557,076,652	—	—	557,076,652
Corporate Obligations	—	394,979,009		394,979,009
Collateralized Loan Obligations	—	382,232,220	—	382,232,220
Asset-Backed Securities	—	271,478,153	—	271,478,153
Municipal Bonds	—	52,709,837	7,148,091	59,857,928
U.S. Government Agency Obligations	—	26,214,510	—	26,214,510
Sovereign Debt	—	6,994,660	—	6,994,660
Cash Equivalent	581,801	—	—	581,801
Repurchase Agreements	—	66,000,000	—	66,000,000

Total Investments in Securities	$557,658,453	$1,947,042,959	$7,148,091	$2,511,849,503

Credit Fund
Collateralized Loan Obligations	$—	$61,741,710	$—	$61,741,710
Asset-Backed Securities	—	55,395,729	—	55,395,729
Corporate Obligations	—	50,245,736	—	50,245,736
Mortgage-Backed Securities	—	10,593,742	—	10,593,742
Common Stock	157,962	—	—	157,962
Cash Equivalent	434,419	—	—	434,419
Repurchase Agreement	—	6,000,000	—	6,000,000

Total Investments in Securities	$592,381	$183,976,917	$—	$184,569,298

Low Duration Bond Fund
Asset-Backed Securities	$—	$108,640,873	$—	$108,640,873
U.S. Treasury Obligations	101,350,597	—	—	101,350,597
U.S. Government Agency Obligations	—	30,314,234	—	30,314,234
Corporate Obligations	—	17,310,946	—	17,310,946
Mortgage-Backed Securities	—	15,696,135	—	15,696,135
Cash Equivalent	53,306	—	—	53,306
Repurchase Agreements	—	21,000,000	—	21,000,000

Total Investments in Securities	$101,403,903	$192,962,188	$—	$294,366,091

Municipal Bond Fund
Municipal Bonds	$—	$160,867,404	$—	$160,867,404
Cash Equivalent	6,411,542	—	—	6,411,542

Total Investments in Securities	$6,411,542	$160,867,404	$—	$167,278,946

*	Industry disclosure of holdings is detailed in the Schedule of Investments.
**	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended January 31, 2018, there were no transfers between Level 1 and Level 2 within the Funds. For the six months ended January 31, 2018, there were no transfers between Level 2 and Level 3 within the Funds, except for the Total Return Bond Fund. For the six months ended January 31, 2018, the Total Return Bond Fund had securities with a value of $7,148,091 transfer between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers, if any, between levels are considered to have occurred as of the end of the period. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2018, there were no Level 3 securities within the Funds except for the Total Return Bond Fund.

For the six months ended January 31, 2018, there have been no changes to the Funds’ fair value methodologies.

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Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended January 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund and Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $100 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A. (the “Custodian”) which expires June 6, 2018. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Custodian’s current reference rate. As of January 31, 2018, there were no borrowings outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2018:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Growth Equity Fund	$299,652	7	$287,539	4.25%	$181
Value Equity Fund	10,131,995	3	3,418,319	4.42	1,901
Mid Cap Equity Fund	364,148	1	364,148	4.25	91
Municipal Bond Fund	22,862,076	29	9,506,850	4.27	34,472

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion

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of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended January 31, 2018, the Funds were charged as follows for these services: $128,349 in the Growth Equity Fund, $48,282 in the Value Equity Fund, $5,927 in the Mid Cap Equity Fund, $1,037,180 in the Total Return Bond Fund, $80,272 in the Credit Fund, $124,758 in the Low Duration Bond Fund, and $105,092 in the Municipal Bond Fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2018 (the “Contractual Expense Limitation) for the Growth Equity Fund, Value Equity Fund, Mid Cap Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation
Growth Equity Fund	0.50%	1.25%	1.50%
Value Equity Fund	0.50%	1.25%	1.50%
Mid Cap Equity Fund	0.50%	1.55%	1.80%
Total Return Bond Fund	0.35%	0.95%	1.20%
Credit Fund	0.50%	1.00%	1.25%
Low Duration Bond Fund	0.30%	0.95%	1.20%

Prior to September 1, 2017

Fund	Advisory Fee Before Contractual Fee Reduction
Growth Equity Fund	0.65%
Value Equity Fund	0.65%
Mid Cap Equity Fund	0.65%
Credit Fund	0.60%

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse

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expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Shares Voluntary Expense Limitation	Investor Class Shares Voluntary Expense Limitation
Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2018, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2018 were as follows:

	U.S. Government	Other		Total
Growth Equity Fund
Purchases	$—	$10,519,425		$10,519,425
Sales	—	60,019,050		60,019,050
Value Equity Fund
Purchases	—	13,745,995		13,745,995
Sales	—	43,902,728		43,902,728
Mid Cap Equity Fund
Purchases	—	2,527,633		2,527,633
Sales	—	9,901,239		9,901,239
Total Return Bond Fund
Purchases	128,268,138	222,464,249	*	350,732,387
Sales	39,437,735	113,627,031	*	153,064,766

	U.S. Government	Other		Total
Credit Fund
Purchases	$—	$36,121,663	†	$36,121,663
Sales	—	24,740,505		24,740,505
Low Duration Bond Fund
Purchases	12,990,072	23,445,673	††	36,435,745
Sales	4,850,475	22,955,248	††	27,805,723
Municipal Bond Fund
Purchases	—	5,574,755		5,574,755
Sales	—	100,766,949	‡	100,766,949

*	Includes $5,952,857 and $11,422,539 of purchases and sales, respectively, with affiliated entities.

†	Includes $4,406,250 of purchases with affiliated entities.

††	Includes $7,016,289 and $2,826,706 of purchases and sales, respectively, with affiliated entities.

‡	Includes $3,126,151 of sales with affiliated entities.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

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The tax character of dividends and distributions declared during the years ended July 31, 2017 and July 31, 2016 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2017	$—	$571,284	$38,263,074	$—	$38,834,358
2016	—	651,368	47,863,246	—	48,514,614
Value Equity Fund
2017	—	8,203,169	52,862,969	—	61,066,138
2016	—	4,937,564	32,079,398	—	37,016,962
Mid Cap Equity Fund
2017	—	—	879,116	—	879,116
2016	—	—	3,137,192	—	3,137,192
Total Return Bond Fund
2017	—	73,507,630	1,160,564	—	74,668,194
2016	—	68,704,133	8,299,585	—	77,003,718
Credit Fund
2017	—	7,816,084	—	—	7,816,084
2016	—	5,507,498	—	1,992	5,509,490
Low Duration Bond Fund
2017	—	4,446,456	—	—	4,446,456
2016	—	3,753,619	—	—	3,753,619
Municipal Bond Fund
2017	6,180,699	—	—	—	6,180,699
2016	5,988,389	—	10,370	—	5,998,759

As of July 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late- Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$1,887,663	$—	$65,966,241	$—	$—	$—	$118,414,901	$—	$186,268,805
Value Equity Fund	272,199	—	2,698,964	—	—	—	16,905,727	—	19,876,890
Mid Cap Equity Fund	93,133	—	732,667	—	—	—	3,232,499	—	4,058,299
Total Return Bond Fund	1,587,956	—	2,057,298	—	—	—	(26,753,027)	10	(23,107,763)
Credit Fund	210,759	—	762,877	—	—	—	1,406,986	—	2,380,622
Low Duration Bond Fund	40,181	—	—	(1,405,009)	—	—	704,420	—	(660,408)
Municipal Bond Fund	—	121,499	866,314	—	—	—	3,568,667	—	4,556,480

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2016 through July 31, 2017, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through July 31, 2017 and specified losses realized on investment transactions from November 1, 2016 through July 31, 2017, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Low Duration Bond Fund	$1,405,009	$—	$1,405,009

*	This table should be used in conjunction with the capital loss carryforwards table.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2018 were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$151,930,588	$145,904,524	$(672,963)	$145,231,561
Value Equity Fund	90,227,516	24,319,729	(1,842,524)	22,477,205
Mid Cap Equity Fund	8,666,818	2,717,228	(103,058)	2,614,170
Total Return Bond Fund	2,565,576,165	40,785,372	(94,512,034)	(53,726,662)
Credit Fund	183,921,839	5,395,245	(4,747,786)	647,459
Low Duration Bond Fund	295,599,890	1,473,050	(2,706,849)	(1,233,799)
Municipal Bond Fund	168,353,769	2,929,301	(4,004,124)	(1,074,823)

8. Risks:

The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

The Municipal Bond Fund may invest more than 25% of its total assets in securities issued by Texas and its municipalities, and as a result are more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State’s economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

On January 31, 2018, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	3	90.56%
Investor Class Shares	2	84.46%

Value Equity Fund
Institutional Class Shares	4	96.44%
Investor Class Shares	1	73.28%

Mid Cap Equity Fund
Institutional Class Shares	1	92.92%
Investor Class Shares	5	94.80%

Total Return Bond Fund
Institutional Class Shares	4	72.82%
Investor Class Shares	4	40.45%

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	# of shareholders	% of Outstanding Shares
Credit Fund
Institutional Class Shares	3	95.49%
Investor Class Shares	4	94.39%

Low Duration Bond Fund
Institutional Class Shares	2	75.34%
Investor Class Shares	2	69.63%

Municipal Bond Fund
Institutional Class Shares	1	89.65%
Investor Class Shares	2	88.88%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2018.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2017 to January 31, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Annualized Expense Ratios	Expense Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,188.40	0.67%	$3.70
Investor Class Shares	$1,000.00	$1,187.00	0.92%	$5.07
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.83	0.67%	$3.41
Investor Class Shares	$1,000.00	$1,020.57	0.92%	$4.69
Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,129.10	0.72%	$3.86
Investor Class Shares	$1,000.00	$1,126.70	0.97%	$5.20
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.58	0.72%	$3.67
Investor Class Shares	$1,000.00	$1,020.32	0.97%	$4.94
Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,147.70	1.31%	$7.09
Investor Class Shares	$1,000.00	$1,148.50	1.48%	$8.01
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.60	1.31%	$6.67
Investor Class Shares	$1,000.00	$1,017.74	1.48%	$7.53
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,006.80	0.47%	$2.38
Investor Class Shares	$1,000.00	$1,005.50	0.72%	$3.64
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.84	0.47%	$2.40
Investor Class Shares	$1,000.00	$1,021.58	0.72%	$3.67

	Beginning Account Value 8/1/2017	Ending Account Value 1/31/2018	Annualized Expense Ratios	Expense Paid During Period*
Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,027.90	0.71%	$3.63
Investor Class Shares	$1,000.00	$1,026.70	0.96%	$4.90
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.63	0.71%	$3.62
Investor Class Shares	$1,000.00	$1,020.37	0.96%	$4.89
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.00	0.45%	$2.27
Investor Class Shares	$1,000.00	$999.70	0.70%	$3.53
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.94	0.45%	$2.29
Investor Class Shares	$1,000.00	$1,021.68	0.70%	$3.57
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$991.60	0.45%	$2.26
Investor Class Shares	$1,000.00	$990.30	0.71%	$3.56
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.94	0.45%	$2.29
Investor Class Shares	$1,000.00	$1,021.63	0.71%	$3.62

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 8

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 8

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: April 10, 2018